As filed with the Securities and Exchange Commission on July 22, 2013

1933 Act File No. 333-189183

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. 1 ☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Touchstone Strategic Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

John Ford, Esq.

Pepper Hamilton LLP

Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103

215-981-4009

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C and Class Y shares of beneficial interest, par value of $0.01 per share, of the Touchstone Small Cap Growth Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Touchstone Strategic Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

 July 19, 2013

Dear Shareholder:

We wish to provide you with some important information concerning your investment. As a shareholder of the Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”), a series of Touchstone Strategic Trust (“TST”), we wish to inform you that the Board of Trustees of TST, after careful consideration, has approved the reorganization of the Acquired Fund into the Touchstone Small Cap Growth Fund (the “Acquiring Fund” and together with the “Acquired Fund,” the “Funds”), another series of TST (the “Reorganization”).  The Funds have the same investment goal and substantially similar investment strategies and policies.

The Reorganization is designed to eliminate the offering of overlapping funds with the same investment goals and substantially similar investment strategies. The Reorganization may lead to potential efficiencies and economies of scale for shareholders.  Shareholder approval is NOT required to effect the Reorganization.  You do not need to take any action regarding your account.

Pursuant to an agreement and plan of reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund.  As a result of the Reorganization, you will receive shares of the Acquiring Fund, which will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of your shares in the Acquired Fund.  The Acquired Fund will then cease operations and dissolve as a separate series of the Trust.  The Reorganization is expected to occur on or about August 26, 2013.

The following table shows the Acquired Fund and the Acquiring Fund, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Acquired Fund.

Acquired Fund and Share Classes	Acquiring Fund and Share Classes
Touchstone Diversified Small Cap Growth Fund, a series of TST	Touchstone Small Cap Growth Fund, a series of TST
Class A Class C Class Y	Class A Class C Class Y

We have enclosed a Prospectus/Information Statement that describes the Reorganization in greater detail and contains important information about the Acquiring Fund.

Sincerely,

Jill T. McGruder
President
Touchstone Strategic Trust

TSF-1903-1306

QUESTIONS & ANSWERS

We recommend that you read the Prospectus/Information Statement. The following questions and answers provide an overview of key features of the Reorganization and of the information contained in this Prospectus/Information Statement.

Q.                                   Why are we sending you this Prospectus/Information Statement?

A.                                    This Prospectus/Information Statement provides you with information about the Reorganization between Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”) and Touchstone Small Cap Growth Fund (the “Acquiring Fund”), each a series of TST.

On May 23, 2013, the Board of Trustees of the Trust approved the reorganization of the Acquired Fund into the Acquiring Fund.  The Reorganization does not require approval by shareholders.

Q.                                   What will happen to my existing shares?

A.                                    Immediately after the Reorganization, you will own shares of the Acquiring Fund that are equal in value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different).

Q.                                   How do the fees and expenses compare?

A.                                    The Acquiring Fund has a lower investment advisory fee.  Class A shares of each Fund are subject to the same 12b-1 fees and front-end sales charges.  Class C shares of each Fund are subject to the same 12b-1 fees and contingent deferred sales charges.  Class Y shares of each Fund are not subject to any 12b-1 fees or sales charges.

In addition, each Fund has entered into an expense limitation agreement with Touchstone Advisors, Inc. (“Touchstone Advisors”).  Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund. The expense limitations for the Acquired Fund are limited to 1.40%, 2.15% and 1.15% for Class A shares, Class C shares, and Class Y shares, respectively.  The expense limitation agreement for the Acquired Fund is effective through July 29, 2013.  The expense limitations for the Acquiring Fund are limited to 1.44%, 2.19% and 1.19% for Class A shares, Class C shares, and Class Y shares, respectively.  The expense limitation agreement for the Acquiring Fund is effective through August 31, 2014.  The section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement compares the fees and expenses of the Funds in detail and the section entitled “Comparison of Investment Advisory Fees” provides additional information regarding the expense limitation agreements.

Q.                                   How do the investment goals and principal investment strategies of the Acquired Fund and the Acquiring Fund compare?

A.                                    Each Fund has the same investment goal and substantially similar principal investment strategies.  The section of the Prospectus/Information Statement entitled “How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of each Fund.

Q.                                   Will I have to pay federal income taxes as a result of the Reorganization?

A.                                    Shareholders are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  The section entitled “Federal Income Tax Consequences” of the Prospectus/Information Statement provides additional information regarding the federal income tax consequences of the Reorganization.

Q.                                   Who will manage the Acquiring Fund after the Reorganization?

A.                                    Touchstone Advisors will continue to serve as the investment advisor to the Acquiring Fund.  Currently, Fort Washington Investment Advisors, Inc., an affiliate of Touchstone Advisors, serves as the investment sub-advisor to the Acquired Fund, and Apex Capital Management (“Apex”) serves as the investment sub-advisor to the Acquiring Fund.  Following the Reorganization, Apex will continue to serve as the investment sub-advisor to the Acquiring Fund.  For more information on Touchstone Advisors and Apex, please see the sections of the Prospectus/Information Statement entitled “Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?” and “Management of the Funds.”

Q.                                   Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.                                    No, you will not pay any sales load, commission, or other similar fee in connection with the Reorganization.

Q.                                   Who will pay for the Reorganization?

A.                                    Touchstone Advisors will pay the costs of the Reorganization.

Q.                                   What if I redeem my shares before the Reorganization takes place?

A.                                    If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable contingent deferred sales charge (“CDSC”).

Q.                                   Why is no shareholder action necessary?

A.                                    The Trust’s Declaration of Trust provides that any series may be merged into another series by a vote of a majority of the Trustees of the Trust without the approval of shareholders.  In addition, the Reorganization of the Acquired Fund into the Acquiring Fund satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”) such that shareholder approval is not required by the 1940 Act.

Q.                                   When will the Reorganization occur?

A.                                    The Reorganization is expected to occur on or about August 26, 2013.

Q.                                   Who should I contact for more information?

A.                                    You can contact shareholder services at 1.800.543.0407.

PROSPECTUS/INFORMATION STATEMENT

July 19, 2013

Touchstone Strategic Trust

303 Broadway, Suite 1100

Cincinnati, OH 45202

(800) 543-0407

We Are Not Asking You for a Proxy and You are Requested Not To Send Us a Proxy

This Prospectus/Information Statement is being furnished to shareholders of the Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”), a series of Touchstone Strategic Trust (“TST”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that has been approved by the Board of Trustees of the Trust (the “Board”). The Reorganization Agreement provides for the following:

•                                          the transfer of all of the assets of the Acquired Fund to the Touchstone Small Cap Growth Fund (the “Acquiring Fund”), a series of TST, in exchange for shares of the Acquiring Fund (the “Reorganization”);

•                                          the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•                                          the termination of the Acquired Fund subsequent to the distribution of shares of the Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund; and

•                                          the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about August 26, 2013 (“Closing Date”).  The following table shows the Acquired Fund and the Acquiring Fund, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Acquired Fund.

Acquired Fund and Share Classes	Acquiring Fund and Share Classes
Touchstone Diversified Small Cap Growth Fund, a series of TST	Touchstone Small Cap Growth Fund, a series of TST
Class A Class C Class Y	Class A Class C Class Y

The Acquired Fund and the Acquiring Fund (the “Funds”) are series of TST, a registered open-end management investment company (i.e., a mutual fund).

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Funds and the Reorganization.  A Statement of Additional Information dated July 19, 2013 relating to this Prospectus/Information Statement and the Reorganization has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus/Information Statement.

Additional information concerning the Acquired Fund and the Acquiring Fund is contained in the documents described below, all of which have been filed with the SEC and all of the documents described below are incorporated herein by reference (meaning that they are legally considered to be part of this Prospectus/Information Statement):

Information about the Acquired Fund and the Acquiring Fund:	How to Obtain this Information:

Prospectus relating to the Touchstone Diversified Small Cap Growth Fund dated July 20, 2012, as amended.

Prospectus relating to the Touchstone Small Cap Growth Fund dated April 26, 2013, as amended, which accompanies this Prospectus/Information Statement.

Statement of Additional Information relating to the Touchstone Diversified Small Cap Growth Fund dated July 20, 2012, as amended.

Statement of Additional Information relating to the Touchstone Small Cap Growth Fund dated April 26, 2013, as amended.

Annual Report relating to the Touchstone Diversified Small Cap Growth Fund dated March 31, 2013.*

Annual Report relating to the Touchstone Small Cap Growth Fund dated March 31, 2013.*

* No other parts of these documents are incorporated by reference herein.

A copy of the Prospectus is being mailed with the Prospectus/Information Statement.  You may obtain copies of the SAI, Annual Reports or Semi-Annual Reports, without charge, upon request by:

•                  Writing to Touchstone Strategic Trust at
P.O. Box 9878, Providence, RI 02940; or

•                  Calling (800) 543-0407 toll-free; or

•                  Downloading a copy from https://www.touchstoneinvestments.com/home/formslit/.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Funds:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of your original investment

TABLE OF CONTENTS

TABLE OF CONTENTS	3

SUMMARY	4
What are the Reasons for the Reorganization?	4
What are the key features of the Reorganization?	4
After the Reorganization, what shares of the Acquiring Fund will I own?	4
How do the Funds’ investment goals and principal investment strategies compare?	5
How do the Funds’ fees and expenses compare?	7
How do the Funds’ performance records compare?	12
Will I be able to purchase, redeem and exchange shares the same way?	14
Will I be able to receive distributions the same way?	14
Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?	14
Will the Acquiring Fund have the same service providers as the Acquired Fund?	15
What will be the primary federal income tax consequences of the Reorganization?	15

COMPARISON OF PRINCIPAL RISKS	15

INFORMATION ABOUT THE REORGANIZATION	17
Reasons for the Reorganization	17
Agreement and Plan of Reorganization	18
Description of the Securities to be Issued	18
Federal Income Tax Consequences	19
Pro Forma Capitalization	21
Management of the Funds	23
Comparison of Investment Advisory Fees	24
Description of Share Classes of the Funds	25
Information regarding the Distributor and Rule 12b-1 Plans	26
Purchases, Redemptions, Exchanges of Shares and Dividend Policy	26
Purchase Policies and Redemption Policies	26
Exchange Privileges of the Funds	26
Dividend Policy	27

INFORMATION ON SHAREHOLDERS’ RIGHTS	28
Shareholder Information	29

FINANCIAL STATEMENTS AND EXPERTS	29

LEGAL MATTERS	29

ADDITIONAL INFORMATION	29

FINANCIAL HIGHLIGHTS	30

EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION	A-1

EXHIBIT B: COMPARISON OF THE FUNDAMENTAL INVESTMENT LIMITATIONS	B-1

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	C-1

SUMMARY

This section summarizes the primary features and consequences of the Reorganization.  It may not contain all of the information that is important to you.  To understand the Reorganization, you should read this entire Prospectus/Information Statement and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, SAI, and the Agreement and Plan of Reorganization (the “Reorganization Agreement”), which is attached to this Prospectus/Information Statement as Exhibit A.

What are the Reasons for the Reorganization?

The Reorganization is designed to eliminate the offering of overlapping funds with the same investment goal and substantially similar investment strategies.  The Reorganization may lead to potential efficiencies and economies of scale for shareholders.  At a meeting held on May 23, 2013, the Board of the Trust, including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Disinterested Trustees”), considered and approved the Reorganization, determined that the Reorganization was in the best interests of shareholders of the Funds, and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.  For more information, please see the section entitled “Reasons for the Reorganization.”

What are the key features of the Reorganization?

The Reorganization Agreement sets forth the key features of the Reorganization.  The Reorganization Agreement provides for the following:

•                                          the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

•                                          the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•                                          the termination of the Acquired Fund subsequent to the distribution of shares of the corresponding Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund; and

•                                          the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about August 26, 2013.

After the Reorganization, what shares of the Acquiring Fund will I own?

The following table shows the Acquired Fund and the Acquiring Fund, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Acquired Fund.

Acquired Fund and Share Classes	Acquiring Fund and Share Classes
Touchstone Diversified Small Cap Growth Fund, a series of TST	Touchstone Small Cap Growth Fund, a series of TST
Class A Class C Class Y	Class A Class C Class Y

The new Acquiring Fund shares you receive will have the same total value as your shares of the Acquired Fund as of the close of business on the day immediately prior to the Reorganization.

How do the Funds’ investment goals and principal investment strategies compare?

The Funds have the same investment goal and substantially similar principal investment strategies.  Each Fund’s investment goal is to seek long-term capital growth.  Each Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of small cap companies.  This is a non-fundamental investment policy that can be changed by each Fund upon 60 days prior notice to shareholders. The only substantive differences between the Funds are (i) the Acquiring Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of American Depositary Receipts (“ADRs”) or foreign domiciled companies listed on U.S. stock exchanges;  (ii) the Acquiring Fund may invest in shares of exchange-traded funds (“ETFs”) and other similar instruments; and (iii) the Acquired Fund may engage in frequent and active trading as part of its principal investment strategy.  Any other differences between the manner in which the Funds implement their investment strategies are attributable to the investment approach of the Funds’ respective sub-advisors, which are discussed and compared in the table below.  Each Fund also has identical fundamental investment limitations, which are set forth in Exhibit B.

The following table describes the investment goal and principal investment strategies of the Diversified Small Cap Growth Fund and the Small Cap Growth Fund.

	Diversified Small Cap Growth Fund	Small Cap Growth Fund
Investment Goal	Long-term growth of capital	Long-term capital growth.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. A small cap company has a market capitalization of less than $2.5 billion or a market capitalization represented within the range of the Russell 2000 Index (between $101 million and $2.6 billion as of May 31, 2012). The size of the companies in the Russell 2000 Index will change with market conditions. The Fund will generally hold approximately 80 — 120 stocks.

The Fund will invest in securities that Fort Washington believes will capitalize on inefficiencies that exist in the small cap growth market by focusing on:

•  Companies that are experiencing improving long-term or cyclical fundamental trends;

•  High quality, well-managed companies; and

•  Companies with competitive business models

Fort Washington employs a four-step

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. In implementing this policy, the Fund primarily invests in common stock of small-cap companies. Apex defines small-cap companies as companies with market capitalizations between $150 million and $3.5 billion at the time of purchase. The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of American Depositary Receipts (“ADRs”) or foreign domiciled companies listed on U.S. stock exchanges. The Fund may also invest in shares of exchange traded funds (“ETFs”) and other similar instruments.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy. In selecting investments for the Fund, Apex uses an approach that combines “top-down” secular/macro-economic trend investment process:

1.  Proprietary Quantitative Selection Criteria — The small cap growth stock universe is analyzed through a quantitative model and stocks are given rankings along four dimensions: fundamental, risk, valuation and technical. This reduces the universe to a bullpen of approximately 300 stocks.

2.  Fundamental Research — Bottom-up fundamental research is conducted on the resulting bullpen of stocks along several dimensions, such as earnings drivers (those factors that ultimately determine a company’s ability to grow its earnings), business model (the strategy used in managing the business), and operating margins (the earnings a company produces before allocating interest expenses, taxes, depreciation, etc.).

3.  Team Review — A portfolio manager recommends stocks after performing the fundamental research. Each portfolio manager specializes in one or more economic sectors, and is responsible for making recommendations within that sector. The entire investment team reviews this recommendation, determining whether to add it to the Fund along with the corresponding position weight, if applicable.

4.  Portfolio Construction — The portfolio is constructed subject to guidelines and constraints. A risk overlay is added to ensure optimal positioning with respect to macroeconomic trends. Positions are consistently monitored and an annual intensive review is conducted to determine if drivers of growth are still present in each security.

analysis with “bottom-up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment, and global investment opportunities. Through this “top-down” view, Apex seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

Apex applies fundamental “bottom-up” research to identify individual companies which exhibit earnings growth potential and may benefit from the observed secular/macro trends. The core investments of the Fund typically include more established companies that Apex recognizes as “stable growth” companies. Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet or the ability to generate free cash flow), franchise durability, and reasonable valuations in the context of projected growth rates. The Fund may also invest in companies that are in the earlier stages of their growth cycle that Apex recognizes as “emerging growth” companies. Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics Apex considers in identifying emerging growth companies for the Fund include accelerating revenue growth, relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

Apex may sell a security when it achieves full valuation; Apex identifies a more attractive investment; the Fund needs to maintain portfolio diversification; or an individual security experiences declining fundamentals, negative earnings surprise, or similar adverse events. In general, once a security reaches $5 billion in market capitalization Apex gradually liquidates the position.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds.  The tables also show the various costs and expenses that investors in the Acquired Fund will bear as shareholders of the Acquiring Fund.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.  The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price. However, you will not have to pay any front-end sales charge on any shares of the Acquiring Fund received as part of the Reorganization. Information regarding sales charge discounts for which you may qualify with respect to future purchases of Class A shares of the Acquiring Fund is included in the section entitled “Description of Share Classes of the Funds” below.  Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended March 31, 2013 for the Acquired Fund and the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2013 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs.

	Touchstone Diversified Small Cap Growth Fund (Acquired Fund) Class A	Touchstone Small Cap Growth Fund (Acquiring Fund) Class A	Touchstone Small Cap Growth Fund (Acquiring Fund after Transaction) (pro forma combined) Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)(1)	1.00%	1.00%	1.00%
Wire Redemption Fee	Up to $15	Up to $15	Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.05%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.82%	1.00%	0.65%
Total Annual Fund Operating Expenses	2.12%	2.25%	1.90%
Fee Waivers and/or Expense Reimbursement(2)	0.00%	(0.81)%	(0.46)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	1.44%	1.44%

(1) A CDSC of up to 1.00% may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission. You should contact your financial intermediary to determine whether you are subject to the CDSC.

(2) Touchstone Advisors, Inc. (“Touchstone Advisors”) and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.40% for Class A shares for the Acquired Fund and 1.44% for Class A shares for the Acquiring Fund. The expense limitation agreement for the Acquired Fund is effective through July 29, 2013.  The expenses limitation agreement for the Acquiring Fund is effective through August 31, 2014.  Both agreements can be terminated by a vote of the Board of Trustees of the Funds if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Touchstone Diversified Small Cap Growth Fund (Acquired Fund) Class C	Touchstone Small Cap Growth Fund (Acquiring Fund) Class C	Touchstone Small Cap Growth Fund (Acquiring Fund after Transaction) (pro forma combined) Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	1.00%	1.00%	1.00%
Wire Redemption Fee	Up to $15	Up to $15	Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.05%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	1.57%	0.82%	0.75%
Total Annual Fund Operating Expenses	3.62%	2.82%	2.75%
Fee Waivers and/or Expense Reimbursement (1)	0.00%	(0.63)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.62%	2.19%	2.19%

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 2.15% for Class C shares for the Acquired Fund and 2.19% for the Acquiring Fund. The expense limitation agreement for the Acquired Fund is effective through July 29, 2013.  The expenses limitation agreement for the Acquiring Fund is effective through August 31, 2014.  Both agreements can be terminated by a vote of the Board of Trustees of the Funds if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Touchstone Diversified Small Cap Growth Fund (Acquired Fund) Class Y	Touchstone Small Cap Growth Fund (Acquiring Fund) Class Y	Touchstone Small Cap Growth Fund (Acquiring Fund after Transaction) (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15	Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.05%	1.00%	1.00%
Other Expenses	0.50%	0.76%	0.41%
Total Annual Fund Operating Expenses	1.55%	1.76%	1.41%
Fee Waivers and/or Expense Reimbursement(1)	0.00%	(0.57)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	1.19%	1.19%

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund to 1.15% for Class Y shares for the Acquired Fund and 1.19% for Class Y shares of the Acquiring Fund. The expense limitation agreement for the Acquired Fund is effective through July 29, 2013.  The expenses limitation agreement for the Acquiring Fund is effective through August 31, 2014.  Both agreements can be terminated by a vote of the Board of Trustees of the Funds if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

Expense Examples

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations remain in effect for the length of the contractual fee waiver for the Acquired Fund and remain in effect for a period of one year for the Acquiring Fund and the Acquiring Fund (Pro Forma).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Touchstone Diversified Small Cap Growth Fund Class A	$778	$1,202	$1,649	$2,884	$778	$1,202	$1,649	$2,884
Touchstone Small Cap Growth Fund Class A	$713	$1,165	$1,642	$2,953	$713	$1,165	$1,642	$2,953
Touchstone Small Cap Growth Fund (Pro Forma) Class A	$714	$1,098	$1,506	$2,641	$714	$1,098	$1,506	$2,641
Touchstone Diversified Small Cap Growth Fund Class C	$465	$1,110	$1,876	$3,886	$365	$1,110	$1,876	$3,886
Touchstone Small Cap Growth Fund Class C	$322	$814	$1,432	$3,098	$222	$814	$1,432	$3,098
Touchstone Small Cap Growth Fund (Pro Forma) Class C	$322	$800	$1,404	$3,036	$222	$800	$1,404	$3,036
Touchstone Diversified Small Cap Growth Fund Class Y	$157	$489	$843	$1,845	$157	$489	$843	$1,845
Touchstone Small Cap Growth Fund Class Y	$121	$499	$901	$2,026	$121	$499	$901	$2,026
Touchstone Small Cap Growth Fund (Pro Forma) Class Y	$121	$424	$750	$1,673	$121	$424	$750	$1,673

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. The table below indicates the Acquired Fund’s and Acquiring Fund’s portfolio turnover rate for its most recent fiscal year ended March 31, 2013.

Acquired Fund	Portfolio Turnover Rate	Acquiring Fund	Portfolio Turnover Rate
Touchstone Diversified Small Cap Growth Fund	70%	Touchstone Small Cap Growth Fund	45	%*

*Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

How do the Funds’ performance records compare?

Touchstone Diversified Small Cap Growth Fund (Acquired Fund) and Touchstone Small Cap Growth Fund (Acquiring Fund)

The bar chart and performance table below illustrate some indication of the risks of investing in a Fund by showing changes in the Funds’ performance from year to year and by showing how the Touchstone Diversified Small Cap Growth Fund’s average annual total returns for 1 year, 5 years, and since inception and the Touchstone Small Cap Growth Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000 Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return.   A Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Diversified Small Cap Growth Fund Class A Shares Total Return as of December 31

Best Quarter:  2nd Quarter 2009 +17.07%        Worst Quarter:  4th Quarter 2008 -28.14%

The year-to-date return for the Touchstone Diversified Small Cap Growth Fund’s Class A shares as of March 31, 2013 is 11.07%.

Touchstone Small Cap Growth Fund – Class A Shares Total Return as of December 31

Best Quarter:  2nd Quarter 2009 +32.54%       Worst Quarter:  4th Quarter 2008 -27.89%

The year to date return for the Touchstone Small Cap Growth Fund’s Class A Shares as of March 31, 2013 is 10.50%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. The after-tax returns shown in the table are for Touchstone Diversified Small Cap Growth Fund Class A shares and Touchstone Small Cap Growth Fund Class A shares, and after-tax returns for other Classes will vary.

For the Touchstone Diversified Small Cap Growth Fund, Class A shares and Class Y shares began operations on September 6, 2006 and Class C shares began operations on August 1, 2007.  The Class C shares performance was calculated using the historical performance of the Class A shares for the period from September 6, 2006 through July 31, 2007.  Performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

Average Annual Total Returns

For the period ended December 31, 2012

	Touchstone Diversified Small Cap Growth Fund			Touchstone Small Cap Growth Fund
	1 Year	5 Years	Since Inception (09-06-06)	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.92%	(1.83)%	2.54%	8.17%	4.38%	10.02%
Class A Return After Taxes on Distributions	2.92%	(1.83)%	2.08%	7.22%	4.15%	7.96%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.90%	(1.54)%	1.94%	6.51%	3.72%	8.39%
Class C Return Before Taxes	7.29%	(1.40)%	2.74%	13.24%	4.88%	9.95%
Class Y Return Before Taxes	9.46%	(0.45)%	3.75%	15.21%	5.90%	10.94%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.49%	5.19%	14.59%	3.49%	9.80%

Will I be able to purchase, redeem and exchange shares the same way?

After the Reorganization, you will be able to purchase, redeem and exchange shares the same way.  For more information, see the section entitled “Purchases, Redemptions, Exchanges of Shares and Dividend Policy,” below.

Will I be able to receive distributions the same way?

After the Reorganization, you will be able to receive distributions the same way.  Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  The table below outlines when dividends, if any, are declared and paid by each Fund:

Acquired Fund	Dividends Declared/ Dividends Paid	Acquiring Fund	Dividends Declared/ Dividends Paid
Touchstone Diversified Small Cap Growth Fund	Annually/Annually	Touchstone Small Cap Growth Fund	Annually/Annually

Net realized capital gains, if any, are distributed annually by both of the Funds.  After the Reorganization, any dividends and distributions will be reinvested in the class of shares of the Acquiring Fund you receive in the Reorganization or, if you have so elected, distributed in cash.  For more information, see the section entitled “Purchases, Redemptions, Exchanges of Shares and Dividend Policy.”

Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?

Touchstone Advisors currently serves as the investment advisor to each Fund.  Fort Washington Investment Advisors, Inc., an affiliate of Touchstone Advisors, currently serves as the investment sub-advisor to the Acquired Fund, and Apex serves as the investment sub-advisor to the Acquiring Fund.  After the Reorganization, Touchstone Advisors will continue to serve as the investment advisor to the Acquiring Fund and Apex will continue to serve as the sub-advisor to the Acquiring Fund.  In addition, Nitin N. Kumbhani will continue to serve as the portfolio manager to the Acquiring Fund.  For additional information regarding Touchstone Advisors, Apex, and Nitin N. Kumbhani, please see the section entitled “Management of the Funds” below.

Will the Acquiring Fund have the same service providers as the Acquired Fund?

Except for the Independent Registered Public Accounting Firm, the Funds currently have the same service providers.  Upon completion of the Reorganization, the Acquiring Fund will continue to engage its existing service providers, as set forth in the chart below.

DIVERSIFIED SMALL CAP GROWTH FUND	Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrator	BNY Mellon Investment Servicing (US) Inc.
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP

SMALL CAP GROWTH FUND	Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrator	BNY Mellon Investment Servicing (US) Inc.
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP*

*PricewaterhouseCoopers LLP served as the Independent Registered Public Accounting Firm for the fiscal year ended March 31, 2013.  Ernst & Young LLP will serve as the Independent Registered Public Accounting Firm for the fiscal year ended March 31, 2014

For additional information regarding the service providers to the Funds, please see each Fund’s SAI.

What will be the primary federal income tax consequences of the Reorganization?

The transaction has been structured to qualify as a tax-free reorganization for federal income tax purposes and is expected to so qualify.  If the Reorganization so qualifies, in general, no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund or their respective shareholders as a result of the Reorganization.  As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will each receive an opinion from the law firm of Pepper Hamilton LLP that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.  See “Federal Income Tax Consequences” for more information on the federal income tax consequences of the Reorganization.

Will there be any repositioning costs?

Although the Acquired Fund and Acquiring Fund have similar investment goals and investment strategies, it is expected that a portion of the securities held by the Acquired Fund may be sold after the Reorganization takes place as the Acquiring Fund’s portfolio managers align or reposition the portfolio with the Acquiring Fund’s investment strategy. The estimated transaction costs anticipated to be incurred in connection with the sale of such portfolio securities following the Reorganization is $93,000, or approximately a 30 basis point impact on the Acquiring Fund’s asset base.

COMPARISON OF PRINCIPAL RISKS

The Funds have similar principal investment risks The following section sets forth the principal risks of each Fund.  For more information on the risks associated with Funds, see each Fund’s SAI.

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

•                  Depositary Receipts Risk (Acquiring Fund only): Foreign receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through “sponsored” or “unsponsored” facilities. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

•                  Equity Securities Risk: Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of each Fund’s shares.

•                  Mid Cap Risk (Acquiring Fund only): The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Small Cap Risk: Each Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

•                  Exchange-Traded Funds (Acquiring Fund only): When investing in ETFs, shareholders bear their proportionate share of the Fund’s expenses and their proportionate share of ETF expenses which are similar to the Fund’s expenses. Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

•                  Foreign Securities Risk (Acquiring Fund only): Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•                  Growth Investing Risk: Each Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

•                  Management Risk: The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the Sub-Advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•                  Portfolio Turnover Risk (Acquired Fund only): Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance.

•                  Sector Focus Risks (Acquired Fund only): The Fund may focus its investments in certain industries with certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.  It is possible that economic, business, or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is designed to eliminate the offering of overlapping funds with the same investment goal and substantially similar investment strategies.  The Reorganization may lead to potential efficiencies and economies of scale for shareholders.  At a meeting held on May 23, 2013, the Board of the Trust, including the Disinterested Trustees, considered and approved the Reorganization, determined that the Reorganization was in the best interests of shareholders of the Acquired Fund and the Acquiring Fund, and that the interests of existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization.

In evaluating the Reorganization, the Board requested and reviewed, with assistance of independent legal counsel, materials furnished by Touchstone Advisors, the investment advisor to the Funds.  These materials included written information regarding operations and financial conditions of the Funds, principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis.  The Trustees were also advised that as of March 31, 2013, the Acquired Fund had net assets of approximately $29.8 million, while the Acquiring Fund had assets of approximately $35.9 million. Accordingly, by merging the Funds, shareholders would enjoy a greater asset base over which fund expenses may be spread. In addition, the Trustees considered, among other things:

•                  the terms and conditions of the Reorganization;

•                  the investment advisory and other fees paid by the Funds and the expense ratios of the Funds;

•                  the advice and recommendation of Touchstone Advisors, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of the Funds and their shareholders;

•                  the expenses of the Reorganization would not be borne by the Funds’ shareholders;

•                  the historical investment performance record of the Funds and expected continuity of day-to-day Fund management of the Acquiring Fund through Apex;

•                  the same investment goal and substantially similar investment strategies of the Funds;

•                  the fact that the Acquiring Fund will assume all of the liabilities of the Acquired Fund;

•                  the anticipated benefits to shareholders, including operating efficiencies, which may be achieved from the Reorganization;

•                  the anticipated tax-free nature of the Reorganization; and

•                  alternatives available to shareholders of the Acquired Fund, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board met with independent legal counsel regarding the legal issues involved.  After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization would be in the best interests of the Funds and that the interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Reorganization Agreement, which is attached as Exhibit A to this Prospectus/Information Statement.

The Reorganization Agreement provides that all of the assets of the Acquired Fund will be acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund, and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on or about August 26, 2013 or such other date as may be agreed upon by the parties (the “Closing Date”).  The class or classes of the Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of the Acquired Fund shares that you hold.

Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations. The Acquired Fund will prepare an unaudited statement of its assets and liabilities as of 4:00 PM Eastern Time on the Business Day preceding the Closing Date (the “Valuation Date”).  At or prior to the Valuation Date, for tax reasons, the Acquired Fund will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Acquired Fund’s net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

BNY Mellon Investment Servicing (US) Inc., the sub-administrator for the Funds, will compute the value of the Acquired Fund’s portfolio of securities. The method of valuation employed will be consistent with the valuation procedures described in the then-current prospectus and statement of additional information of the Funds or such other valuation procedures as shall be mutually agreed upon by the parties.

As soon after the Closing Date as conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the Acquiring Fund received by the Acquired Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund’s shareholders on the Acquiring Fund’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Acquired Fund’s shareholders. All issued and outstanding shares of the Acquired Fund will be canceled. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After the liquidation and distribution and the winding up of its affairs, the Acquired Fund will be dissolved.

The consummation of the Reorganization is subject to the conditions set forth in the Reorganization Agreement. The Reorganization Agreement may be terminated (a) by the mutual agreement of the Acquired Fund and the Acquiring Fund; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Reorganization Agreement to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition in the Reorganization Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.  Whether or not the Reorganization is consummated, Touchstone Advisors will pay the expenses incurred by the Funds in connection with the Reorganization.

Description of the Securities to be Issued

Shareholders of the Acquired Fund as of the closing date will receive full and/or fractional shares of the Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above.  The shares of the Acquiring Fund to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.  The rights of shareholders of the Funds are the same.  For more information see the section entitled “Information on Shareholders’ Rights” below.

Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as an Acquired Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local or foreign tax consequences of the Reorganization.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Acquired Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Acquired Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, the Acquired Fund and the Acquiring Fund will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:

(i)                               The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares, followed by the distribution of such Acquiring Fund shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in the Reorganization Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)                            Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in the Reorganization Agreement;

(iii)                         Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund solely in exchange for the assumption of all of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in the Reorganization Agreement;

(iv)                        Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)                           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)                        Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund shares in the Reorganization;

(vii)                     Under Code Section 358, the aggregate tax basis of the Acquiring Fund shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)                  Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

Pepper Hamilton LLP will express no opinion as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Reorganization, the Acquired Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders substantially all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, through the Reorganization.  Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets (discussed below).  Even if reinvested in additional shares of the Acquired Fund, which would be exchanged for shares of the Acquiring Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.

If portfolio assets of the Acquired Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis will be distributed to the Acquired Fund’s shareholders as capital gains (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning prior to this date are used.  The Reorganization will cause the tax year of the Acquired Fund to close, resulting in an earlier expiration of the capital loss carryforwards of the Acquired Fund than would otherwise occur and could also result in a capital loss for the taxable year ending on the Closing Date.  In addition, the Reorganization is expected to result in a limitation on the ability of the Acquiring Fund to use the capital loss carryforwards of the Acquired Fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized.  These limitations are imposed on an annual basis.  Capital loss carryforwards in excess of the annual limitation may be carried forward, subject to the overall eight-year limitation for capital loss carryforwards attributable to net capital losses realized in taxable years beginning on or before December 22, 2010.  The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net assets of the Acquired Fund subject to the limitation immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the IRS, in effect at the time of the

Reorganization.  As of June 2013, the long-term tax-exempt rate is 2.70%.  However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Reorganization.  In certain instances, under Section 384 of the Code, the Acquiring Fund will be prohibited from using the Acquired Fund’s loss carryforwards and unrealized losses against the unrealized gains of the Acquiring Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization.  The ability of the Acquiring Fund to absorb the Acquired Fund’s losses in the future depends upon a variety of factors that cannot be known in advance, such as future realization of capital gains or losses. In general, the limitation under Section 382 will apply to capital loss carryforwards and unrealized losses of the Acquired Fund when its shareholders will hold less than 50% of the outstanding shares of the Acquiring Fund immediately following the Reorganization.  Accordingly, it is expected that the limitation will apply to any losses of the Acquired Fund.  As of March 31, 2013, for U.S. federal income tax purposes the Acquired Fund had capital loss carryforwards as indicated below.

	2014	2017	2018	Total
Touchstone Diversified Small Cap Growth Fund	$2,316,481	$3,627,106	$5,932,361	$11,875,948

As of March 31, 2013, for U.S. federal income tax purposes the Acquired Fund had net unrealized gain.  These figures are likely to change by the date of the Reorganization, and do not reflect the impact of the Reorganization, including, in particular, the application of the loss limitation rules discussed herein.

The Acquired Fund shareholders may benefit from capital loss carryforwards of the Acquiring Fund.  The Acquiring Fund’s ability to use its own capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under Section 382 of the Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward.  The limitation generally equals the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the long-term tax-exempt rate in effect at such time.  The ability of the Acquiring Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance.

In addition, shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  However, mutual funds must report cost basis information to you and the Internal Revenue Service for shares purchased after January 1, 2012 when a shareholder sells or exchanges shares that are not in a retirement account.

This discussion does not address any other state or local tax issues and only limited federal tax issues.

You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following table sets forth, for the Reorganization, the total net assets, number of shares outstanding and net asset value (“NAV”) per share.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Acquired Fund.

	Touchstone Diversified Small Cap Growth Fund (Acquired Fund)*	Touchstone Small Cap Growth Fund (Acquiring Fund)*	Pro Forma Adjustments(1)*		Pro Forma Combined Touchstone Small Cap Growth Fund*
Net Assets (all classes)	$29,826,671	$35,878,642			$65,705,313
Class A net assets	$7,139,939	$14,243,332			$21,383,271
Class A shares outstanding	569,503	2,943,555	905,691	(2)	4,418,749
Class A net asset value per share	$12.54	$4.84			$4.84
Class C net assets	$1,655,208	$3,508,976			$5,164,184
Class C shares outstanding	137,665	831,213	254,564	(2)	1,223,442
Class C net asset value per share	$12.02	$4.22			$4.22
Class Y net assets	$21,031,524	$18,123,498			$39,155,022
Class Y shares outstanding	1,651,076	3,438,201	2,339,726	(2)	7,429,003
Class Y net asset value per share	$12.74	$5.27			$5.27

(1)     Touchstone will bear 100% of the Reorganization expenses.  As a result there are no pro forma adjustments to net assets.

(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Touchstone Small Cap Growth Fund’s shareholder accounts based on the relative value of the Touchstone Diversified Small Cap Growth Fund’s and the Touchstone Small Cap Growth Fund’s net asset value per share.

*             The information in the table is as of March 31, 2013 and assumes that the Reorganization has taken place. The capitalization will be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

ADDITIONAL INFORMATION REGARDING THE FUNDS

Management of the Funds

The overall management of each Fund is the responsibility of, and is supervised by, the Board of the Trust.

Advisor

Touchstone Advisors, Inc. (“Touchstone Advisors”), located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, is the investment advisor of the Funds and will continue to serve as the investment advisor to the Acquiring Fund upon closing of the Reorganization.  Touchstone Advisors has been a registered investment advisor since 1994. As of April 30, 2013, Touchstone Advisors had approximately $16.6 billion in assets under management.  As the Funds’ investment advisor, Touchstone Advisors continuously reviews, supervises and administers the Funds’ investment programs and also ensures compliance with the Funds’ investment policies and guidelines.  Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including: level of knowledge and skill; performance as compared to its peers or benchmark; consistency of performance over 5 years or more; level of compliance with investment rules and strategies; employees; facilities and financial strength and quality of service.  Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone and written consultations with a sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Touchstone Board of Trustees, including whether or not a sub-advisor’s contract should be renewed, modified or terminated.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits TST or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with TST or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in its sub-advisory arrangements.  After the Reorganization, Touchstone Advisors and TST will continue to rely on this exemptive order.

Touchstone Advisors is a wholly owned subsidiary of Western & Southern Mutual Holding Company (“Western & Southern”).  Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrative agent, or other parties.

Sub-Advisors

Fort Washington Investment Advisors, Inc., a SEC-registered investment advisor and affiliate of Touchstone Advisors, is located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202.  Fort Washington serves as sub-advisor to the Touchstone Diversified Small Cap Growth Fund.  As the sub-advisor, Fort Washington makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  As of March 31, 2013, Fort Washington had approximately $42.9 billion in assets under management.

Apex Capital Management, Inc., a SEC-registered investment advisor, is located at 8163 Old Yankee Road, Suite E, Dayton, Ohio 45458.  Apex serves as sub-advisor to the Touchstone Small Cap Growth Fund.  As the sub-advisor, Apex makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  As of March 31, 2013, Apex had approximately $2.5 billion in assets under management.

After the Reorganization, Apex will continue to serve as the sub-advisor to the Small Cap Growth Fund.

Portfolio Management of the Diversified Small Cap Growth Fund

Richard R. Jandrain III, Managing Director - Growth Equity, joined Fort Washington in 2004 as Managing Director, Vice President and Senior Portfolio Manager.  He was Chief Equity Strategist, Chief Investment Officer of Equities with Banc One Investment Advisors Corporation from 1992 to 2004.

Daniel J. Kapusta, Senior Portfolio Manager, joined Fort Washington in 2004 as Vice President and Senior Portfolio Manager.  He was Growth Team Leader, Portfolio Manager and Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1992 to 2004.

David K. Robinson, CFA, Senior Portfolio Manager, joined Fort Washington in 2004 as Vice President and Senior Portfolio Manager.  He was Portfolio Manager, Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1994 to 2004.

Bihag Patel, CFA, Senior Portfolio Manager, joined FWIA in 2004 as Vice President and Senior Portfolio Manager.  He was Portfolio Manager, Senior Equity Analyst with Banc One Investment Advisors Corporation from 1998 to 2004.

Portfolio Management of the Small Cap Growth Fund

Nitin N. Kumbhani, President and Chief Investment Officer, founded Apex in 1987. Prior to launching Apex, he started Source Data Systems, a software company that pioneered ATM software.  He sold SDS and started Kumbhani and Co. (now Apex) in 1987.  Mr. Kumbhani’s background as a developer of technology working with the financial services industry has served him well as a growth stock portfolio manager.  He received his BS in Electrical Engineering and Economics and did graduate studies in Computer Sciences at West Virginia University.

After the Reorganization, Nitin N. Kumbhani will continue to serve as the portfolio manager to the Small Cap Growth Fund.  The Trust’s SAI provides additional information about Mr. Kumbhani’s compensation, other accounts managed, and ownership of securities in the Fund.

Comparison of Investment Advisory Fees

Pursuant to an investment advisory agreement, Touchstone Advisors is entitled to receive a fee with respect to the average daily net assets of each Fund, which is computed and paid monthly.  Touchstone Advisors pays sub-advisory fees to the sub-advisors out of its advisory fee.  The following table sets forth each Fund’s advisory fee as a percentage of average daily net assets.

Acquired Fund	Advisory Fee	Acquiring Fund	Advisory Fee
Touchstone Diversified Small Cap Growth Fund	1.05% on all assets	Touchstone Small Cap Growth Fund	1.00% on the first $300 million of assets; 0.95% on assets greater than $300 million

Acquiring Fund’s Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Diversified Small Cap Growth Fund’s advisory and sub-advisory agreements can be found in the TST March 31, 2013 Annual Report.  A discussion of the basis of for the Touchstone Board of Trustees’ approval of the Touchstone Small Cap Growth Fund’s advisory and sub-advisory agreements can be found in TST’s January 31, 2013  Semi-Annual Report.

Expense Limitation Agreements with respect to the Funds

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure the Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.   The terms of Touchstone Advisors’ contractual fee waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by each Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

Fund	Expense Limit	Termination Date
Touchstone Diversified Small Cap Growth Fund (Acquired Fund)
Class A	1.40%	July 29, 2013
Class C	2.15%	July 29, 2013
Class Y	1.15%	July 29, 2013
Touchstone Small Cap Growth Fund (Acquiring Fund)
Class A	1.44%	August 31, 2014
Class C	2.19%	August 31, 2014
Class Y	1.19%	August 31, 2014

Description of Share Classes of the Funds

Each Fund offers Class A, Class C and Class Y shares.

Class A Shares: For purchases below $1 million, the offering price of Class A shares of each Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a 12b-1 distribution fee.  In addition, there is no sales charge on reinvested dividends and distributions.

Class A Sales Charge.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Purchases in the amount of $1 million or more Class A shares are not subject to a front-end sales charge and are sold at NAV. For these purchases, Touchstone Securities, Inc. (“Touchstone Securities”) may pay your financial intermediary a distribution-related commission associated with such sale of up to 1.00%. In the event that Touchstone Securities paid such a commission to your financial intermediary, a CDSC of up to 1.00% may be charged on redemptions made within 1 year of your purchase. With respect to Class A shares, the percentage of the CDSC is based on the commission that was paid to your financial intermediary.  For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class C Shares: Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class C shares are subject to a 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.  Upon receipt of Class C shares in the Reorganization, Class C shareholders of the Acquired Fund will continue to be subject to the same holding period for purposes of determining whether a CDSC will be charged.  For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class Y Shares: Class Y shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.  Class Y shares are not subject to a 12b-1 fee or CDSC.

Information regarding the Distributor and Rule 12b-1 Plans

Touchstone Securities is the principal underwriter of the Funds and, as such, is the exclusive agent for distribution of the Funds’ shares.  Shares of the Funds are sold in a continuous offering directly through Touchstone Securities through financial advisors and financial intermediaries or through processing organizations.  Touchstone Securities allows concessions to dealers who sell shares of the Funds.  Touchstone Securities receives that portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record.  Touchstone Securities is a wholly owned subsidiary of IFS Financial Services, Inc. and an affiliate of Touchstone Advisors.

Each Fund’s Class A shares has adopted the same distribution plan under Rule 12b-1 and each Fund’s Class C shares has adopted the same distribution plan under Rule 12b-1.  The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Under each Class A plan and Class C plan, Touchstone Securities is compensated regardless of its expenses.  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Purchases, Redemptions, Exchanges of Shares and Dividend Policy

Purchase Policies and Redemption Policies

Each Fund has the same minimum investment requirements, which are set forth in the chart below.

Minimum Investment Requirements

	Class A, Class C and Class Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

You may buy and sell shares in the Funds on a day when the New York Stock Exchange is open for trading.  Class A shares and Class C shares may be purchased and sold directly from Touchstone Securities or through your financial advisor. Class Y shares are available only through your financial institution.  The Funds’ shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of the Funds are sent within seven days (normally within 3 business days) after receipt of a proper redemption request.  The Funds reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  For more information about buying and selling shares see the section “Investing with Touchstone” of each Fund’s Prospectus or call 1.800.543.0407.

Exchange Privileges of the Funds

Each Fund has the same exchange privileges.  The Funds are subject to the exchange privileges listed below.

•                  Class A shares may be exchanged into any other Touchstone Class A Fund at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

•                  Class C shares may be exchanged into any other Touchstone Class C Fund and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

•                  Class Y shares and Institutional shares are exchangeable for Class Y shares and Institutional Class shares of other Touchstone Funds, respectively, as long as applicable investment minimums and the proper selling agreement requirements are met.

•                  You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.

•                  Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

•                  If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

•                  If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

•                  You should carefully review the disclosure provided in this Prospectus/Information Statement and each Fund’s prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

•                  You may realize taxable gain if you exchange shares of a Fund for shares of another Fund.  See “Tax Information” in each Fund’s prospectus for more information and the tax consequences of such an exchange.

Dividend Policy

After the Reorganization, shareholders of the Acquired Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from the Acquiring Fund reinvested in the same class of shares of the Acquiring Fund.  Shareholders of the Acquired Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from the Acquiring Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of the Acquiring Fund.

The Funds have each qualified and intend to remain qualified to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, the Funds must, among other things, distribute 90% of their taxable and tax-exempt income and diversify their holdings as required by the Code.  While so qualified, so long as each Fund distributes all of its investment company taxable income (determined without regard to the deduction or dividends paid) and tax-exempt income and any net realized gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description thereof.  Further information about each Fund’s governance structure is contained in each Fund’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law.  Each Fund is governed by its Declaration of Trust (the “Declaration”) and its By-Laws, both as amended, restated or supplemented from time to time, and its business and affairs are managed under the supervision of its Board of Trustees.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.  Both Funds are series of TST, a Massachusetts business trust.

Shares. When issued and paid for in accordance with the prospectus, shares of both Funds are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable.  Each share of both Funds represents an equal interest in such Fund.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses.  Such distributions may be in cash, in kind or in additional Fund shares.  In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Funds are not required to hold annual shareholder meetings under Massachusetts law or their governing instruments.  The governing instruments of the Funds generally provide that a meeting of shareholders may be called at any time by the Board, the Chair of the Board of Trustees, or by the President. The governing instruments of the Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% or more of outstanding shares entitled to vote.

Submission of Shareholder Proposals.  The Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum.  The governing instruments provide that a quorum will exist if shareholders of 40 percent of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes.   The governing instruments provide that each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold.  The governing instruments do not provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees.  The shareholders of the Funds are entitled to vote for the election and the removal of Trustees.  The Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  Any trustee may be removed by a vote of two-thirds of the outstanding shares of the Trust.

Amendment of Governing Instruments.  Generally, the Trustees have the right to amend, from time to time, the Declaration and By-Laws.  Shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Trust’s Declaration provides that any series may be merged into another series by vote of a majority of the Trustees of the Trust without the approval of shareholders.

Liquidation of a Fund.  The Trustees may liquidate the Funds by written notice to the shareholder of such Funds.

Indemnification.  The Declaration generally provides for the indemnification of the Trust’s Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Fund, except with respect to any matter arising from his or her own disqualifying conduct. Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

Shareholder Information

A list of the name, address and percent ownership of each person who, as of [DATE]                         , to the knowledge of the Acquired Fund, owned 5% or more of the outstanding shares of a class of the Acquired Fund and a list of such information for each person who, as of that date, to the knowledge of the Acquiring Fund, owned 5% or more of the outstanding shares of a class of the Acquiring Fund can be found at Exhibit C to this Prospectus/Information Statement.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Reports with respect to the Funds have been incorporated by reference herein in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Diversified Small Cap Growth Fund, and PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Small Cap Growth Fund, given on their authority as experts in accounting and auditing. No other parts of the Annual Reports are incorporated by reference herein.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Fund’s Shares will be passed upon by Pepper Hamilton LLP, located at 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

FINANCIAL HIGHLIGHTS

Touchstone Diversified Small Cap Growth Fund and Touchstone Small Cap Growth Fund

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or if shorter, the period of each Fund’s operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for the Diversified Small Cap Growth Fund were audited by Ernst & Young LLP (“E&Y”), an independent registered public accounting firm. The financial highlights for the Small Cap Growth Fund were audited by PricewaterhouseCoopers LLP (“PWC”), an independent registered public accounting firm. The March 31, 2013 Annual Report to shareholders is incorporated by reference in the Touchstone Small Cap Growth Fund’s Registration Statement on Form N-1A, dated April 26, 2013.  The report of E&Y and PwC for their respective Fund, along with each Fund’s financial statements and related notes, appears in each Fund’s 2013 Annual Report. You can obtain the Annual Reports, which contain more performance information, at no charge by calling 1.800.543.0407.

Touchstone Diversified Small Cap Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of period	$11.42	$11.65	$9.09	$6.27	$9.80
Income (loss) from investment operations:
Net investment loss	(0.08)	(0.11)	(0.09)	(0.08)	(0.02)
Net realized and unrealized gains (losses) on investments	1.20	(0.12)	2.65	2.90	(3.51)
Total from investment operations	1.12	(0.23)	2.56	2.82	(3.53)
Net asset value at end of period	$12.54	$11.42	$11.65	$9.09	$6.27
Total return(A)	9.81%	(1.97)%	28.16%	44.98%	(36.02)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$7,140	$7,711	$15,686	$12,708	$9,054
Ratio to average net assets:
Net expenses	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	2.12%	2.19%	2.06%	2.24%	2.25%
Net investment loss	(0.68)%	(0.97)%	(0.99)%	(0.99)%	(0.22)%
Portfolio turnover rate	70%	65%	63%	76%	113%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

Touchstone Diversified Small Cap Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of period	$11.04	$11.35	$8.91	$6.20	$9.75
Income (loss) from investment operations:
Net investment loss	(0.17)	(0.20)	(0.19)	(0.15)	(0.08)
Net realized and unrealized gains (losses) on investments	1.15	(0.11)	2.63	2.86	(3.47)
Total from investment operations	0.98	(0.31)	2.44	2.71	(3.55)
Net asset value at end of period	$12.02	$11.04	$11.35	$8.91	$6.20
Total return(A)	8.88%	(2.73)%	27.38%	43.71%	(36.41)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,655	$2,015	$2,452	$2,576	$2,267
Ratio to average net assets:
Net expenses	2.15%	2.15%	2.15%	2.15%	2.15%
Gross expenses	3.62%	3.63%	3.58%	3.32%	3.54%
Net investment loss	(1.43)%	(1.72)%	(1.74)%	(1.74)%	(0.98)%
Portfolio turnover rate	70%	65%	63%	76%	113%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

Touchstone Diversified Small Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

Year Ended March 31,
2013	2012	2011	2010	2009
Net asset value at beginning of period	$11.58	$11.78	$9.16	$6.30	$9.84
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.08)	(0.08)	(0.05)	—	(A)
Net realized and unrealized gains (losses) on investments	1.22	(0.12)	2.70	2.91	(3.54)
Total from investment operations	1.16	(0.20)	2.62	2.86	(3.54)
Net asset value at end of period	$12.74	$11.58	$11.78	$9.16	$6.30
Total return	10.02%	(1.70)%	28.60%	45.40%	(35.98)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$21,032	$25,677	$19,334	$20,856	$8,808
Ratio to average net assets:
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.55%	1.59%	1.58%	1.66%	1.67%
Net investment income (loss)	(0.43)%	(0.72)%	(0.73)%	(0.74)%	0.02%
Portfolio turnover rate	70%	65%	63%	76%	113%

(A) Less than $0.005 per share.

Touchstone Small Cap Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Eight Months Ended March 31,		Year Ended July 31,
	2013(A)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$4.25		$4.24		$3.63	$3.01	$3.49	$6.73
Income (loss) from investment operations:
Net investment income (loss)(B)	—	(C)	—	(C)	(0.01)	(0.01)	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.85		0.01		0.62	0.63	(0.47)	(0.75)
Total from investment operations	0.85		0.01		0.61	0.62	(0.46)	(0.74)
Distributions from:
Net investment income	(0.02)		—		—	—	(0.01)	—
Realized capital gains	(0.24)		—		—	—	(0.01)	(2.50)
Total distributions	(0.26)		—		—	—	(0.02)	(2.50)
Net asset value at end of period	$4.84		$4.25		$4.24	$3.63	$3.01	$3.49
Total return(D)	20.93	%(E)	0.24%		16.80%	20.60%	(13.18)%	(12.41)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$14,243		$15,010		$18,117	$11,649	$7,497	$10,552
Ratio to average net assets:
Net expenses	1.60	%(F)	1.60%		1.60%	1.60%	1.60%	1.60%
Gross expenses	2.13	%(F)	2.01%		1.96%	2.07%	2.14%	2.06%
Net investment income (loss)	0.15	%(F)	(0.07)%		(0.33)%	(0.41)%	0.40%	0.16%
Portfolio turnover rate	45	%(E)(G)	48%		59%	56%	46%	49%

(A) The Fund changed its fiscal year end from July 31 to March 31.

(B) The net investment income (loss) per share is based on average shares outstanding for the period.

(C) Less than $0.005 per share.

(D) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E) Not annualized.

(F) Annualized.

(G) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Touchstone Small Cap Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Eight Months Ended
	March 31,		Year Ended July 31,
	2013(A)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$3.75		$3.77	$3.25	$2.72	$3.17	$6.39
Income (loss) from investment operations:
Net investment loss(B)	(0.02)		(0.03)	(0.04)	(0.04)	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	0.74		0.01	0.56	0.57	(0.43)	(0.70)
Total from investment operations	0.72		(0.02)	0.52	0.53	(0.44)	(0.72)
Distributions from:
Net investment income	(0.01)		—	—	—	—	—
Realized capital gains	(0.24)		—	—	—	(0.01)	(2.50)
Total distributions	(0.25)		—	—	—	(0.01)	(2.50)
Net asset value at end of period	$4.22		$3.75	$3.77	$3.25	$2.72	$3.17
Total return(C)	20.17	%(D)	(0.53)%	16.00%	19.49%	(13.75)%	(12.95)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$3,509		$3,830	$5,563	$2,876	$1,446	$1,749
Ratio to average net assets:
Net expenses	2.35	%(E)	2.35%	2.35%	2.35%	2.35%	2.35%
Gross expenses	3.16	%(E)	2.76%	2.71%	2.82%	2.88%	2.81%
Net investment loss	(0.60	)%(E)	(0.82)%	(1.10)%	(1.17)%	(0.35)%	(0.62)%
Portfolio turnover rate	45	%(D)(F)	48%	59%	56%	46%	49%

(A) The Fund changed its fiscal year end from July 31 to March 31.

(B) The net investment income (loss) per share is based on average shares outstanding for the period.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D) Not annualized.

(E) Annualized.

(F) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Touchstone Small Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Eight Months
	Ended
	March 31,		Year Ended July 31,
	2013(A)(B)		2012	2011		2010	2009	2008
Net asset value at beginning of period	$4.61		$4.58	$3.92		$3.24	$3.75	$7.02
Income (loss) from investment operations:
Net investment income (loss)(C)	0.01		0.01	—	(D)	(0.01)	0.02	0.02
Net realized and unrealized gains (losses) on investments	0.92		0.02	0.66		0.69	(0.51)	(0.78)
Total from investment operations	0.93		0.03	0.66		0.68	(0.49)	(0.76)
Distributions from:
Net investment income	(0.03)		—	—		—	(0.01)	(0.01)
Realized capital gains	(0.24)		—	—		—	(0.01)	(2.50)
Total distributions	(0.27)		—	—		—	(0.02)	(2.51)
Net asset value at end of period	$5.27		$4.61	$4.58		$3.92	$3.24	$3.75
Total return	20.94	%(E)	0.66%	16.84%		20.99%	(12.86)%	(12.23)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$18,123		$23,232	$26,317		$21,195	$17,394	$22,662
Ratio to average net assets:
Net expenses	1.35	%(F)	1.35%	1.35%		1.35%	1.35%	1.35%
Gross expenses	1.77	%(F)	1.76%	1.71%		1.82%	1.89%	1.82%
Net investment income (loss)	0.40	%(F)	0.17%	(0.08)%		(0.16)%	0.64%	0.37%
Portfolio turnover rate	45	%(E)(G)	48%	59%		56%	46%	49%

(A) Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.

(B) The Fund changed its fiscal year end from July 31 to March 31.

(C) The net investment income (loss) per share is based on average shares outstanding for the period.

(D) Less than $0.005 per share.

(E) Not annualized.

(F) Annualized.

(G) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of May 24, 2013, between the Touchstone Small Cap Growth Fund (the “Acquiring Fund”) and the Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”), each a series of the Touchstone Strategic Trust (the “Trust”).  The Trust is a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (iii) the distribution, after the Closing Date defined below, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions in this Agreement.  The parties intend that the Reorganization shall qualify as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “ Code”).

WHEREAS, the Acquired Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), have determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;

WHEREAS, the Board of the Trust, including a majority of the Independent Trustees, have determined that it is in the best interests of the Acquired Fund to exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the shareholders of the Acquired Fund will not be diluted in value as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND

LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1                               THE EXCHANGE.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2                               ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.  The Acquired Fund reserves the right to sell any securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3                               LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4                               LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will proceed to terminate as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5                               OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Information Statement on Form N-14 (the “Prospectus/Information Statement”), which has been distributed to shareholders of the Acquired Fund as described in paragraph 4.1(p).

1.6                               TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7                               REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8                               TERMINATION.  The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1                               VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2                               VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3                               SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.  Shareholders of record of Class A Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Class A Shares of the Acquiring Fund.  Shareholders of record of Class C Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Class C Shares of the Acquiring Fund.  Shareholders of record of Class Y Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Class Y Shares of the Acquiring Fund.

2.4                               DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1                               CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about August 26, 2013 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2                               EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3       TRANSFER AGENT’S CERTIFICATE.  The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1                               REPRESENTATIONS OF THE ACQUIRED FUND.  The Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a)                                 The Acquired Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.

(b)                                 The Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c)                                  The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)                                  The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f)                                   Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the Reorganization. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization.

(g)                                  The audited financial statements of the Acquired Fund dated March 31, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h)                                 Since March 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i)                                     At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for their payment.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)                                    For each fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)                                 The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code);

(l)                                     All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

(m)                             At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n)                                 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and, subject to approval by the Acquired Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)                                 The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(p)                                 The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Information Statement, all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection the Reorganization.  The Prospectus/Information Statement included in the Registration Statement (other than information that relates to the Acquiring Fund and any other fund described other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.2                               REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a)                                 The Acquiring Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.

(b)                                 The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)                                  The current prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)                                  Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the Reorganization.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization.

(f)                                   The audited financial statements of the Acquiring Fund dated March 31, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)                                  Since March 31, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)                             At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for their payment.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i)                                     For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(j)                                    All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)                                 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)                                     The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)                             The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(n)                                 The Prospectus/Information Statement included in the Registration Statement (only as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o)                                 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1                               OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.5.2 INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.3                               ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4                               FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.

5.5                               TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368 of the Code.  Except as otherwise expressly provided in this Agreement, neither the Trust, the Acquired Fund, nor the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Pepper Hamilton LLP to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it on or before the Closing Date, and, in addition, the following further conditions:

6.1                               All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing Date with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it on or before the Closing Date and, in addition, the following conditions:

7.1                               All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing Date with the same force and effect as if made on and as of the Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by The Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2                               The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the Reorganization:8.1     On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.

8.2                               All required consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party may for itself waive any of such conditions.

8.3                               The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

8.4                               The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) all of the Acquired Fund’s net tax exempt income and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.5                               Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(a)                                 The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund and the issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)                                 Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders in complete liquidation, as contemplated in the Agreement

(c)                                  Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund solely in exchange for the assumption of the liabilities of the Acquired Fund and the issuance of the Acquiring Fund Shares as contemplated in the Agreement;

(d)                                 Under Code Section 362(b), the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(e)                                  Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(f)                                   Under Code Section 354, no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares in the Reorganization;

(g)                                  Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefore;

(h)                                 Under Code Section 1223(1), an Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund’s shares exchanged were held, provided that the Acquired Fund’s shareholder held the Acquired Fund Shares as a capital asset on the date of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund Shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations, and such representations as Pepper Hamilton LLP may reasonably request.  The Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1                               Except as otherwise provided, all expenses of the Reorganization incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this

Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trust.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1                        The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty, or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the parties.

10.2                        The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI

TERMINATION

11.1                        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)                                 of a breach by the other of any representation, warranty, or agreement contained in this Agreement to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)                                 a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2                        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust, or its Trustees or officers, to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1                        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3                        This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts, without giving effect to the conflicts of laws provisions of that state.

13.4                        This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns, but no assignment, transfer, or any rights or obligations of this Agreement shall be made by any party without the written consent of the other party.  Nothing in hits Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5                        With respect to the Trust, the names used in this Agreement refer respectively to the series subject to the Reorganization and, as the case may be, the Trustees, as trustees but not individually or personally, acting under organizational documents filed in Massachusetts, which are referred to and are also on file at the principal offices of the Trust.  The obligations of Trust entered into in the name or on behalf of any of the Trustees, representatives, or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the property of each series, as applicable, and all persons dealing with the Acquired Fund and the Acquiring Fund must look solely to property belonging to the Acquired Fund and the Acquiring Fund for the enforcement of any claims against the Acquired Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

TOUCHSTONE STRATEGIC TRUST ON BEHALF OF THE TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND

By:	/s/ Jill T. McGruder

Name: Jill T. McGruder

Title: President

TOUCHSTONE STRATEGIC TRUST ON BEHALF OF THE TOUCHSTONE SMALL CAP GROWTH FUND

By:	/s/ Jill T. McGruder

Name: Jill T. McGruder

Title: President

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, a series of TOUCHSTONE STRATEGIC TRUST, and its Classes of Shares	Acquiring Fund, a series of TOUCHSTONE STRATEGIC TRUST, and its Class of Shares
Touchstone Diversified Small Cap Growth Fund	Touchstone Small Cap Growth Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

EXHIBIT B: COMPARISON OF THE FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  Each Fund has the same fundamental investment limitations, which are set forth below.  Each Fund is a diversified fund.

The Funds may not:

1.                                      Diversification.  The Funds may not purchase securities of an issuer that would cause the Funds to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.                                      Borrowing Money.  The Funds may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, or any SEC staff interpretation of the Act.

3.                                      Underwriting. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.                                      Loans.  The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the Act, or any SEC staff interpretation of the Act.

5.                                      Real Estate.  The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6.                                      Commodities.  The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

7.                                      Concentration of Investments.  The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies in the same industry or group of industries.

8.                                      Senior Securities.  The Funds may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the Act, or any SEC staff interpretation of the Act.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1. Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

2. Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

B-1

3. Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4. Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements that are collateralized fully; and (iii) engage in securities lending as described in its Statement of Additional Information.

5. Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation in a manner consistent with the 1940 Act Rules and SEC interpretations thereunder.

B-2

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 12, 2013, the total number of shares of the Acquired Fund and the Acquiring Fund outstanding were as follows:

Funds	Number of Shares
Touchstone Diversified Small Cap Growth Fund	2,372,242.668
Touchstone Small Cap Growth Fund	8,382,304.214

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.  As of July 12, 2013, the Officers and Trustees of the Touchstone Strategic Trust owned less than 1% of any class of the Funds.  As of July 12, 2013, the following persons owned of record or beneficially 5% or more of Class A, Class C, or Class Y shares of a Fund.

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percent Ownership of Combined Fund After Merger

Touchstone Diversified Small Cap Growth Fund	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	Class Y Shares	742,790.151	45.19%	20.81%

	Fifth Third Bank TTEE FBO Western & Southern Life Ins Co 401K Savings Plan 8515 E Orchard Rd 2T2 Centennial, CO 80111	Class Y Shares	394,516.255	24.00%	6.86%

	Frontier Trust Company FBO the Instrumentarium Savings PO Box 10758 Fargo, ND 58106	Class Y Shares	144,505.622*	8.79%	4.48%

	First Clearing LLC Special Custody Acct FBO Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	Class Y Shares	140,072.407	8.52%	4.34%

	MLPF & S The Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Dr East-2nd Flr Jacksonville, FL 32246	Class C Shares	33,606.682	25.55%	38.58%

	First Clearing LLC Special Custody Acct FBO Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	Class C Shares	27,786.705	21.13%	12.13%

	Raymond James Omnibus for Mutual Funds Attn Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716	Class C Shares	11,780.993	8.96%	3.02%

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percent Ownership of Combined Fund After Merger

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	Class C Shares	9,897.829	7.53%	2.54%

	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd 9th Floor Jersey City, NJ 07310-2055	Class C Shares	8,055.030	6.12%	2.06%

	NFS LLC FEBO US Bank National Association Omnibus - Cash Cash 1555 N Rivercenter Drive Ste 302 Milwaukee, WI 53212-3958	Class A Shares	149,303.168	24.94%	10.36%

	Raymond James Omnibus for Mutual Funds Attn Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716	Class A Shares	40,685.516	6.80%	2.82%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Class A Shares	35,097.054	5.86%	2.44%

	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd 9th Floor Jersey City, NJ 07310-2055	Class A Shares	32,113.945	5.37%	2.23%

Touchstone Small Cap Growth Fund	Fifth Third Bank TTEE Various Fascore LLC Recordkept Plan C/O Fascore LLC 8515 E Orchard Rd 2T2 Greenwood, Village CO 80111	Class Y Shares	1,631,338.755	42.42%	20.81%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	Class Y Shares	537,784.452	13.98%	6.87%

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percent Ownership of Combined Fund After Merger

	National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept 499 Washington Blvd 4th Floor Jersey City, NJ 07310	Class Y Shares	511,647.922	13.30%	6.53%

	MLPF & S The Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Dr East-2nd Flr Jacksonville, FL 32246	Class Y Shares	232,196.111	6.04%	2.96%

	MLPF & S The Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Dr East-2nd Flr Jacksonville, FL 32246	Class C Shares	334,667.826	45.21%	38.58%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	Class C Shares	206,415.242	27.88%	21.02%

	First Clearing LLC Special Custody Acct FBO Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	Class C Shares	55,922.113	7.55%	12.13%

	MLPF & S The Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Dr East-2nd Flr Jacksonville, FL 32246	Class A Shares	207,246.277	9.46%	6.05%

	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd 9th Floor Jersey City, NJ 07310-2055	Class A Shares	206,932.162	9.44%	7.75%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Class A Shares	198,624.735	9.06%	7.73%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	Class A Shares	126,702.152	5.78%	3.38%

* Shares are held beneficially

STATEMENT OF ADDITIONAL INFORMATION

July 19, 2013

Acquisition of Assets of

TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
CLASS A TICKER:  TDSAX
CLASS C TICKER: TDSCX
CLASS Y TICKER:  TDSIX
a series of

TOUCHSTONE STRATEGIC TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

By and In Exchange For Shares of

TOUCHSTONE SMALL CAP GROWTH FUND

CLASS A TICKER:  MXCAX

CLASS C TICKER:  MXCSX

CLASS Y TICKER: MXAIX

a series of

TOUCHSTONE STRATEGIC TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated July 19, 2013, relating specifically to the proposed transfer of the assets and liabilities of Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”) to Touchstone Small Cap Growth Fund (the “Acquiring Fund”, and together with the Acquired Fund, the “Funds”), each a series of Touchstone Strategic Trust (the “TST”), in exchange for shares of beneficial interest of the Acquiring Fund (to be issued to holders of shares of the Acquired Fund).  A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.  The transfer is to occur pursuant to an Agreement and Plan of Reorganization.

 TSF-1903-1306

Table of Contents

GENERAL INFORMATION	1

INCORPORATION BY REFERENCE	1

PRO FORMA FINANCIAL STATEMENTS	2

i

General Information

This Statement of Additional Information (“SAI”) relates to the proposed (a) transfer of the assets and the liabilities, as set forth in the Agreement and Plan of Reorganization, of the Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”), to the Touchstone Small Cap Growth Fund (the “Acquiring Fund”, and together with the Acquired Fund, the “Funds”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

Acquired Fund	Acquiring Fund
Touchstone Diversified Small Cap Growth Fund	Touchstone Small Cap Growth Fund

Each Fund is a series of Touchstone Strategic Trust (“TST”).  Further information is included in the Prospectus/Information Statement and in the documents listed below, which are incorporated by reference into this SAI.

Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 SAI of TST dated April 26, 2013, (previously filed on EDGAR, Accession No. 0001104659-13-033478 );

(2)                                 Annual Report of TST, with respect to the Acquiring Fund, for the fiscal year ended March 31, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-032838); and

(3)                                 Annual Report of TST, with respect to the Acquired Fund, for the fiscal year ended March 31, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-032833).

Pro Forma Financial Statements

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Small Cap Growth Fund
Pro Forma Combining Statement of Assets & Liabilities

As of March 31, 2013 (Unaudited)

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund	Pro Forma Adjustments	Proforma Combined Touchstone Small Cap Growth Fund
Assets
Investments, at cost	$26,305,628		$28,288,116		$54,593,744
Affiliated securities, at market value	$1,562,602		$689,381		$2,251,983
Non-affiliated securities, at market value	30,209,055		35,165,488		65,374,543
Investments, at market value	$31,771,657	†	$35,854,869		$67,626,526
Cash	4,979		5,156		10,135
Dividends and interest receivable	4,737		43,821		48,558
Receivable for capital shares sold	8,701		83,575		92,276
Receivable for investments sold	981,342		—		981,342
Receivable from other affiliates	—		5,783		5,783
Receivable for securities lending income	8,373		—		8,373
Other assets	15,300		16,191		31,491
Total Assets	32,795,089		36,009,395		68,804,484

Liabilities
Payable to Transfer Agent	10,827		17,260		28,087
Payable for reports to shareholders	11,593		21,418		33,011
Payable for return of collateral for securities on loan	948,868		—		948,868
Payable for capital shares redeemed	1,707,469		53,577		1,761,046
Payable for investments purchased	248,870		—		248,870

2

	Touchstone Diversified Small Cap Growth Fund	Touchstone Small Cap Growth Fund	Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
Payable to Investment Advisor	16,970	5,950			22,920
Payable to other affiliates	375	—			375
Payable to Trustees	2,976	2,977			5,953
Payable for professional services	17,928	25,952			43,880
Other accrued expenses and liabilities	2,542	3,619			6,161
Total Liabilities	2,968,418	130,753			3,099,171

Net Assets	$29,826,671	$35,878,642			$65,705,313

Net assets consist of:
Paid-in capital	$36,692,709	$28,077,822			$64,770,531
Accumulated net investment loss	(65,210)	(28,681)			(93,891)
Accumulated net realized gains (losses) on investments	(12,266,857)	262,748			(12,004,109)
Net unrealized appreciation on investments	5,466,029	7,566,753			13,032,782
Net Assets	$29,826,671	$35,878,642			$65,705,313

† Includes market value of securities on loan of:	$935,136	$—			$935,136

Pricing of Class A Shares
Net assets attributable to Class A shares	$7,139,939	$14,243,332	$		$21,383,271
Shares of beneficial interest outstanding (A)	569,503	2,943,555	905,691	(B)	4,418,749
Net asset value and redemption price per share*	$12.54	$4.84			$4.84
Maximum offering price per share***	$13.31	$5.14			$5.14

Pricing of Class C Shares
Net assets attributable to Class C shares	$1,655,208	$3,508,976			$5,164,184
Shares of beneficial interest outstanding (A)	137,665	831,213	254,564	(B)	1,223,442
Net asset value and offering price per share**	$12.02	$4.22			$4.22

3

	Touchstone Diversified Small Cap Growth Fund	Touchstone Small Cap Growth Fund	Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$21,031,524	$18,123,498			$39,155,022
Shares of beneficial interest outstanding (A)	1,651,076	3,438,201	2,339,726	(B)	7,429,003
Net asset value, offering price and redemption price per share	$12.74	$5.27			$5.27

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$—	$2,836			$2,836
Shares of beneficial interest outstanding (A)	—	538	—		538
Net asset value, offering price and redemption price per share	$—	$5.28			$5.28

(A)        Unlimited number of shares authorized, no par value

(B)        Reflects the capitalization adjustments due to the issuance of shares of Touchstone Small Cap Growth Fund to the Touchstone Diversified Small Cap Growth Fund shareholders as if the reorganization had taken place on March 31, 2013.

* There is not sales load on subscriptions of $1 million or more.  Redemptions that were part of a $1 million subscription may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

*** Maximum offering price per share is equal to net asset value/94.25%

4

Touchstone Strategic Trust
Touchstone Small Cap Growth Fund
Pro Forma Combining Statement of Operations

For the Twelve Months Ending March 31, 2013  (Unaudited)

	Touchstone Diversified Small Cap Growth Fund	Touchstone Small Cap Growth Fund	Proforma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund

Investment Income
Dividends from affiliated securities	1,154	1,402			2,556
Dividends from non-affiliated securities (A)	182,592	648,613			831,205
Income from Securities Loaned	39,171				39,171
Total Investment Income	222,917	650,015	—		872,932

Expenses
Investment advisory fees	323,918	395,805	(15,980	)(B)	703,743
Distribution expenses, Class A	17,304	37,988	—		55,292
Distribution expenses, Class C	16,499	38,684	—		55,183
Administration fees	55,576	69,226	—		124,802
Transfer Agent fees, Fund Level	—	19,200	(19,200	)(c)	—
Transfer Agent fees, Class A	16,010	14,069	—		30,079
Transfer Agent fees, Class C	5,819	2,930	—		8,749
Transfer Agent fees, Class Y	19,953	14,096	—		34,049
Transfer Agent fees, Institutional Class	—	8	—		8
Reports to shareholders, Fund Level	—	2,448	(2,448	)(c)	—
Reports to shareholders, Class A	8,342	39,217	—		47,559
Reports to shareholders, Class C	6,944	3,438	—		10,382
Reports to shareholders, Class Y	7,243	7,836	—		15,079

5

	Touchstone Diversified Small Cap Growth Fund	Touchstone Small Cap Growth Fund		Proforma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
Reports to shareholders, Institutional Class	—	40		—		40
Registration fees, Fund Level	—	41,536		(41,536	)(c)	—
Registration fees, Class A	10,029	5,098		(5,098	)(c)	10,029
Registration fees, Class C	7,844	1,298		(1,298	)(c)	7,844
Registration fees, Class Y	11,727	6,864		(2,864	)(c)	15,727
Professional fees	19,456	50,491		(50,491	)(c)	19,456
Custodian fees	2,563	9,021		—		11,584
Trustees’ fees and expenses	8,832	6,477		(6,477	)(c)	8,832
Compliance fees and expenses	1,399	1,047		(1,047	)(c)	1,399
Transfer Agent out of pocket expenses	3,006	37,127		(33,307	)(c)	6,826
Other expenses	8,870	7,020		(7,020	)(c)	8,870
Total Expenses	551,334	810,964		(186,766)		1,175,532

Fees (waived) and/or expenses reimbursed by the Advisor/Administrator and expense recoupment	(162,680)	(199,316)		134,387	(D)	(227,609)
Net Expenses	388,654	611,648		(52,379)		947,923

Net Investment Income (Loss)	(165,737)	38,367		52,379		(74,991)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	2,475,874	4,728,954	(E)			7,204,828
Net realized gains (losses) from foreign currency transactions						—
Net change in unrealized appreciation/(depreciation) on investments	235,318	(6,659)				228,659
Net Realized and Unrealized Gains on Investments	2,711,192	4,722,295		—		7,433,487
Net Increase in Net Assets from Operations	2,545,455	4,760,662		52,379		7,358,495

		39				39

6

(A)	Net of foreign tax withholding of:
(B)	Based on differences in contractual expense agreements.
(C)	Decrease due to the elimination of duplicate expenses achieved by merging
(D)	Based on expense limitation agreement
(E)

On August 28, 2012, Small Cap Growth Fund had a redemption-in-kind transfer of securities in the amount of $5,101,284. The net realized loss on the transaction of $262,527 will not be realized by the Fund for tax purposes.

7

Touchstone Strategic Trust
Touchstone Small Cap Growth Fund
Pro Forma Combining Portfolio of Investments

As Of March 31, 2013 (Unaudited)

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Common Stocks - 98.1%

Financials - 23.0%
1st United Bancorp, Inc.	$—	$—	$3,153	$20,368			$3,153	$20,368
Access National Corp.	—	—	1,674	27,454			1,674	27,454
ACNB Corp.	—	—	1,097	18,276			1,097	18,276
AG Mortgage Investment Trust, Inc. REIT	—	—	659	16,785			659	16,785
American Equity Investment Life Holding Co.	—	—	33,239	494,929			33,239	494,929
American River Bankshares*	—	—	2,032	15,260			2,032	15,260
Ameris Bancorp*	—	—	1,481	21,252			1,481	21,252
Ameriserv Financial, Inc.*	—	—	4,390	13,741			4,390	13,741
Ames National Corp.	—	—	1,000	20,860			1,000	20,860
Apollo Residential Mortgage, Inc. REIT	—	—	2,403	53,563			2,403	53,563
Artio Global Investors, Inc.	—	—	4,975	13,531			4,975	13,531
AV Homes, Inc.*	—	—	2,240	29,859			2,240	29,859
Bancorp, Inc.*	—	—	4,907	67,962			4,907	67,962
BancorpSouth, Inc.	18,055	294,296	—	—			18,055	294,296
Banner Corp.	—	—	1,444	45,963			1,444	45,963
Berkshire Hills Bancorp, Inc.	—	—	18,955	484,111			18,955	484,111
BNC Bancorp	—	—	2,726	27,315			2,726	27,315
Bofi Holding, Inc.*	—	—	11,120	398,986			11,120	398,986
Bridge Capital Holdings*	—	—	1,493	22,753			1,493	22,753
C&F Financial Corp.	—	—	478	19,574			478	19,574
Camden National Corp.	—	—	1,022	33,808			1,022	33,808
Capital City Bank Group, Inc.*	—	—	1,753	21,650			1,753	21,650
Capital Southwest Corp.	—	—	228	26,220			228	26,220
CapLease, Inc. REIT	—	—	47,072	299,849			47,072	299,849
Cardinal Financial Corp.	—	—	4,311	78,374			4,311	78,374
Cedar Realty Trust, Inc. REIT	—	—	7,098	43,369			7,098	43,369

8

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Center Bancorp, Inc.	—	—	28,343	352,303			28,343	352,303
Centerstate Banks, Inc.	—	—	4,691	40,249			4,691	40,249
Central Valley Community Bancorp	—	—	1,529	12,951			1,529	12,951
CIFC Corp.*	—	—	1,378	11,341			1,378	11,341
Citizens, Inc.*	—	—	3,312	27,788			3,312	27,788
Codorus Valley Bancorp, Inc.	—	—	996	16,354			996	16,354
Community Bankers Trust Corp.*	—	—	4,221	13,803			4,221	13,803
Consolidated-Tomoka Land Co.	—	—	288	11,303			288	11,303
Consumer Portfolio Services, Inc.*	—	—	3,611	42,285			3,611	42,285
Crawford & Co. - Class B	—	—	3,979	30,201			3,979	30,201
Dime Community Bancshares, Inc.	—	—	33,470	480,629			33,470	480,629
Doral Financial Corp.*	—	—	20,145	14,196			20,145	14,196
Eagle Bancorp, Inc.*	—	—	2,716	59,453			2,716	59,453
EMC Insurance Group, Inc.	—	—	9,971	262,536			9,971	262,536
Ezcorp, Inc. - Class A*	17,125	364,762	—	—			17,125	364,762
Farmers Capital Bank Corp.*	—	—	1,637	30,776			1,637	30,776
Farmers National Banc Corp.	—	—	4,114	25,959			4,114	25,959
FBR & Co.*	—	—	874	16,535			874	16,535
Fidelity Southern Corp.*	—	—	2,021	23,242			2,021	23,242
First Bancorp Troy	—	—	2,218	29,921			2,218	29,921
First Bancorp, Inc.	—	—	587	10,572			587	10,572
First Busey Corp.	—	—	2,193	10,022			2,193	10,022
First California Financial Group, Inc.*	—	—	2,404	20,482			2,404	20,482
First Cash Financial Services, Inc.*	6,245	364,333	—	—			6,245	364,333
First Financial Holdings, Inc.	—	—	16,180	339,133			16,180	339,133
First M&F Corp.	—	—	1,742	24,649			1,742	24,649
First Marblehead Corp. (The)*	—	—	11,686	11,803			11,686	11,803
First Merchants Corp.	—	—	2,717	42,032			2,717	42,032
First Pactrust Bancorp, Inc.	—	—	25,400	289,560			25,400	289,560
Firstbank Corp.	—	—	1,788	24,782			1,788	24,782
German American Bancorp, Inc.	—	—	1,739	40,014			1,739	40,014
GFI Group, Inc.	—	—	12,035	40,197			12,035	40,197
Gladstone Capital Corp.	—	—	31,383	288,724			31,383	288,724
Gladstone Commercial Corp. REIT	—	—	18,800	366,036			18,800	366,036
Gramercy Capital Corp. REIT*	—	—	3,226	16,807			3,226	16,807
Great Southern Bancorp, Inc.	—	—	384	9,366			384	9,366

9

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Guaranty Bancorp*	—	—	17,243	36,210			17,243	36,210
Hanmi Financial Corp.*	—	—	25,048	400,768			25,048	400,768
Heartland Financial USA, Inc.	—	—	3,161	79,878			3,161	79,878
Heritage Commerce Corp.*	—	—	1,580	10,633			1,580	10,633
Heritage Oaks Bancorp*	—	—	1,727	9,844			1,727	9,844
Home Federal Bancorp, Inc.	—	—	881	11,277			881	11,277
Home Loan Servicing Solutions Ltd.	—	—	2,731	63,714			2,731	63,714
Homeowners Choice, Inc.	—	—	968	26,378			968	26,378
HomeStreet, Inc.*	—	—	405	9,048			405	9,048
Horizon Bancorp	—	—	821	16,592			821	16,592
ICG Group, Inc.*	—	—	2,411	30,089			2,411	30,089
Imperial Holdings, Inc.*	—	—	4,797	19,428			4,797	19,428
Independent Bank Corp.	—	—	12,987	423,246			12,987	423,246
JMP Group, Inc.	—	—	33,050	228,376			33,050	228,376
KCAP Financial, Inc.	—	—	2,320	24,986			2,320	24,986
Lakeland Bancorp, Inc.	—	—	5,594	55,101			5,594	55,101
Lakeland Financial Corp.	—	—	745	19,884			745	19,884
LNB Bancorp, Inc.	—	—	1,788	14,858			1,788	14,858
MainSource Financial Group, Inc.	—	—	35,058	492,214			35,058	492,214
Marlin Business Services Corp.	—	—	1,399	32,443			1,399	32,443
MBT Financial Corp.*	—	—	3,705	14,450			3,705	14,450
Meadowbrook Insurance Group, Inc.	—	—	18,474	130,242			18,474	130,242
Mercantile Bank Corp.	—	—	582	9,725			582	9,725
MetroCorp Bancshares, Inc.*	—	—	3,485	35,164			3,485	35,164
Middleburg Financial Corp.	—	—	772	14,985			772	14,985
MidSouth Bancorp, Inc.	—	—	1,851	30,097			1,851	30,097
MidWestOne Financial Group, Inc.	—	—	978	23,286			978	23,286
Monmouth Real Estate Investment Corp. - Class A REIT	—	—	45,146	503,378			45,146	503,378
MPG Office Trust, Inc. REIT*	—	—	11,530	31,708			11,530	31,708
MVC Capital, Inc.	—	—	24,422	313,334			24,422	313,334
National Bankshares, Inc.	—	—	1,185	41,392			1,185	41,392
NewBridge Bancorp*	—	—	3,201	18,854			3,201	18,854
NewStar Financial, Inc.*	—	—	1,590	21,036			1,590	21,036
NGP Capital Resources Co.	—	—	46,452	330,274			46,452	330,274
NorthRim Bancorp, Inc.	—	—	10,336	232,250			10,336	232,250

10

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Old National BanCorp. IN	26,080	358,600	—	—			26,080	358,600
Oriental Financial Group, Inc.	—	—	6,531	101,296			6,531	101,296
Orrstown Financial Services, Inc.*	—	—	1,563	23,117			1,563	23,117
Pacific Mercantile Bancorp*	—	—	2,271	13,285			2,271	13,285
Peapack Gladstone Financial Corp.	—	—	1,285	19,159			1,285	19,159
Peoples Bancorp, Inc.	—	—	2,068	46,303			2,068	46,303
Phoenix Cos., Inc. (The)*	—	—	478	14,708			478	14,708
Preferred Bank*	—	—	2,597	40,981			2,597	40,981
Premier Financial Bancorp, Inc.	—	—	1,479	17,142			1,479	17,142
QCR Holdings, Inc.	—	—	905	14,932			905	14,932
Radian Group, Inc.	—	—	27,880	298,595			27,880	298,595
RAIT Financial Trust REIT	—	—	4,777	38,073			4,777	38,073
Renasant Corp.	—	—	25,652	574,092			25,652	574,092
Republic First Bancorp, Inc.*	—	—	4,842	13,412			4,842	13,412
Safeguard Scientifics, Inc.*	—	—	20,170	318,686			20,170	318,686
Seacoast Banking Corp. of Florida*	—	—	12,030	25,143			12,030	25,143
Security National Financial Corp. - Class A*	—	—	1,453	10,433			1,453	10,433
Shore Bancshares, Inc.*	—	—	1,852	12,631			1,852	12,631
Sierra Bancorp	—	—	1,822	23,959			1,822	23,959
Simmons First National Corp. - Class A	—	—	14,188	359,240			14,188	359,240
Southwest Bancorp, Inc.*	—	—	2,498	31,375			2,498	31,375
STAG Industrial, Inc. REIT	—	—	2,528	53,771			2,528	53,771
State Bank Financial Corp.	—	—	3,457	56,591			3,457	56,591
Sterling Bancorp.	—	—	42,819	435,041			42,819	435,041
Stewart Information Services Corp.	—	—	2,969	75,620			2,969	75,620
Stratus Properties, Inc.*	—	—	1,065	17,072			1,065	17,072
Suffolk Bancorp*	—	—	1,013	14,425			1,013	14,425
Sun Bancorp, Inc.*	—	—	7,444	25,384			7,444	25,384
SWS Group, Inc.*	—	—	3,867	23,395			3,867	23,395
Taylor Capital Group, Inc.*	—	—	1,848	29,550			1,848	29,550
Triangle Capital Corp.	—	—	2,980	83,410			2,980	83,410
Trico Bancshares	—	—	971	16,604			971	16,604
Trustmark Corp.	—	—	484	12,108			484	12,108
United Community Banks, Inc.*	—	—	3,472	39,372			3,472	39,372
United Community Financial Corp.*	—	—	7,445	28,887			7,445	28,887
United Insurance Holdings Corp.	—	—	29,154	167,052			29,154	167,052

11

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Univest Corp. of Pennsylvania	—	—	1,612	28,081			1,612	28,081
ViewPoint Financial Group, Inc.	—	—	20,791	418,107			20,791	418,107
Virginia Commerce Bancorp, Inc.*	—	—	4,486	63,028			4,486	63,028
Washington Trust Bancorp, Inc.	—	—	17,913	490,458			17,913	490,458
Waterstone Financial, Inc.*	—	—	1,414	11,694			1,414	11,694
West Bancorporation, Inc.	—	—	3,298	36,608			3,298	36,608
Western Asset Mortgage Capital Corp. REIT	—	—	1,576	36,626			1,576	36,626
Wilshire Bancorp, Inc.*	—	—	3,690	25,018			3,690	25,018
WSFS Financial Corp.	—	—	8,642	420,347			8,642	420,347
Yadkin Valley Financial Corp.*	—	—	4,242	17,010			4,242	17,010
		1,381,991		13,728,779				15,110,770

Industrials - 16.6%
AAR Corp.	—	—	10,116	186,033			10,116	186,033
Accuride Corp.*	—	—	6,976	37,601			6,976	37,601
Aceto Corp.	—	—	26,718	295,768			26,718	295,768
American Railcar Industries, Inc.	—	—	1,378	64,408			1,378	64,408
American Superconductor Corp.*	—	—	3,676	9,778			3,676	9,778
American Woodmark Corp.*	—	—	1,760	59,893			1,760	59,893
Apogee Enterprises, Inc.	—	—	5,916	171,268			5,916	171,268
Applied Industrial Technologies, Inc.	8,440	379,800	—	—			8,440	379,800
Arkansas Best Corp.	—	—	999	11,668			999	11,668
Asset Acceptance Capital Corp.*	—	—	3,445	23,219			3,445	23,219
Belden, Inc.	6,475	334,434	—	—			6,475	334,434
Briggs & Stratton Corp.	11,010	273,048	—	—			11,010	273,048
CAI International, Inc.*	—	—	431	12,421			431	12,421
CBIZ, Inc.*	—	—	60,611	386,698			60,611	386,698
Ceco Environmental Corp.	—	—	19,257	248,993			19,257	248,993
Celadon Group, Inc.	—	—	11,391	237,616			11,391	237,616
Cenveo, Inc.*	—	—	6,325	13,599			6,325	13,599
CLARCOR, Inc.	2,975	155,830	—	—			2,975	155,830
Consolidated Graphics, Inc.*	—	—	4,343	169,811			4,343	169,811
Dolan Co. (The)*	—	—	22,992	54,951			22,992	54,951
Douglas Dynamics, Inc.	—	—	762	10,531			762	10,531
Ducommun, Inc.*	—	—	15,820	313,078			15,820	313,078

12

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

EMCOR Group, Inc.	7,155	303,300	—	—			7,155	303,300
Energy Recovery, Inc.*	—	—	8,573	31,720			8,573	31,720
EnergySolutions, Inc.*	—	—	9,890	37,088			9,890	37,088
EnerNOC, Inc.*	—	—	1,570	27,271			1,570	27,271
EnerSys, Inc.*	7,450	339,571	—	—			7,450	339,571
ESCO Technologies, Inc.	7,062	288,553	—	—			7,062	288,553
Federal Signal Corp.*	—	—	6,514	53,024			6,514	53,024
Forward Air Corp.	7,673	286,126	—	—			7,673	286,126
FuelCell Energy, Inc.*	—	—	15,725	14,841			15,725	14,841
Furmanite Corp.*	—	—	3,141	21,013			3,141	21,013
Genco Shipping & Trading Ltd.	—	—	4,056	11,681			4,056	11,681
General Finance Corp.*	—	—	2,160	9,719			2,160	9,719
Gibraltar Industries, Inc.*	—	—	4,284	78,183			4,284	78,183
Global Power Equipment Group, Inc.	—	—	1,105	19,470			1,105	19,470
GP Strategies Corp.*	—	—	15,321	365,559			15,321	365,559
Great Lakes Dredge & Dock Corp.	—	—	32,120	216,168			32,120	216,168
Greenbrier Cos., Inc.*	—	—	4,469	101,491			4,469	101,491
H&E Equipment Services, Inc.	—	—	1,080	22,032			1,080	22,032
Insteel Industries, Inc.	—	—	2,379	38,825			2,379	38,825
Kimball International, Inc. - Class B	—	—	4,744	42,981			4,744	42,981
LB Foster Co.	—	—	228	10,098			228	10,098
Lydall, Inc.*	—	—	1,596	24,499			1,596	24,499
Marten Transport Ltd.	—	—	17,620	354,691			17,620	354,691
Michael Baker Corp.	—	—	402	9,849			402	9,849
Middleby Corp.*	2,622	398,937	—	—			2,622	398,937
Navigant Consulting, Inc.*	—	—	30,670	403,004			30,670	403,004
NCI Building Systems, Inc.*	—	—	2,849	49,487			2,849	49,487
Old Dominion Freight Line, Inc.*	12,103	462,316	—	—			12,103	462,316
Orion Marine Group, Inc.*	—	—	26,031	258,748			26,031	258,748
Pacer International, Inc.*	—	—	2,494	12,545			2,494	12,545
Patriot Transportation Holding, Inc.*	—	—	519	14,439			519	14,439
PGT, Inc.*	—	—	2,130	14,633			2,130	14,633
Pike Electric Corp.	—	—	19,464	276,973			19,464	276,973
PMFG, Inc.*	—	—	2,444	15,079			2,444	15,079
Portfolio Recovery Associates, Inc.*	2,233	283,412	—	—			2,233	283,412
Powersecure International, Inc.*	—	—	17,663	224,497			17,663	224,497

13

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Rand Logistics, Inc.*	—	—	1,813	11,105			1,813	11,105
Raven Industries, Inc.	12,353	415,184	—	—			12,353	415,184
Republic Airways Holdings, Inc.*	—	—	3,284	37,897			3,284	37,897
Schawk, Inc.	—	—	13,929	153,080			13,929	153,080
Standex International Corp.	—	—	766	42,299			766	42,299
Sykes Enterprises, Inc.*	19,950	318,402	—	—			19,950	318,402
Tetra Tech, Inc.*	16,135	491,956	—	—			16,135	491,956
Trex Co., Inc.*	5,020	246,884	—	—			5,020	246,884
Triumph Group, Inc.	4,270	335,195	—	—			4,270	335,195
Vitran Corp., Inc.*	—	—	15,516	94,958			15,516	94,958
Wabtec Corp. DE	1,993	203,505	—	—			1,993	203,505
		5,516,453		5,406,281				10,922,734

Information Technology - 15.8%
Alpha & Omega Semiconductor Ltd.*	—	—	27,158	241,163			27,158	241,163
ANADIGICS, Inc.*	—	—	10,345	20,689			10,345	20,689
Aruba Networks, Inc.*	18,191	450,045	—	—			18,191	450,045
Aspen Technology, Inc.*	14,445	466,429	—	—			14,445	466,429
Audience, Inc.*	—	—	820	12,505			820	12,505
Aviat Networks, Inc.*	—	—	7,260	24,466			7,260	24,466
Avid Technology, Inc.*	—	—	2,058	12,904			2,058	12,904
Axcelis Technologies, Inc.*	—	—	7,353	9,191			7,353	9,191
Bankrate, Inc.*	16,710	199,517	—	—			16,710	199,517
Blackbaud, Inc.	13,255	392,746	—	—			13,255	392,746
Blucora, Inc.*	—	—	4,229	65,465			4,229	65,465
Cadence Design Systems, Inc.*	27,710	386,000	—	—			27,710	386,000
Checkpoint Systems, Inc.*	—	—	1,947	25,428			1,947	25,428
CIBER, Inc.*	—	—	76,971	361,764			76,971	361,764
Computer Task Group, Inc.	—	—	14,036	300,230			14,036	300,230
comScore, Inc.*	15,292	256,600	—	—			15,292	256,600
Comtech Telecommunications Corp.	—	—	5,100	123,828			5,100	123,828
CTS Corp.	—	—	33,493	349,667			33,493	349,667
Daktronics, Inc.	—	—	1,921	20,170			1,921	20,170
EXFO, Inc. (Canada)*	—	—	16,496	83,965			16,496	83,965
FEI Co.	5,990	386,654	—	—			5,990	386,654

14

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Global Cash Access Holdings, Inc.*	—	—	29,169	205,641			29,169	205,641
InterXion Holding NV (Netherlands)	12,925	313,044	—	—			12,925	313,044
Intevac, Inc.*	—	—	2,347	11,078			2,347	11,078
Intralinks Holdings, Inc.*	—	—	4,924	31,317			4,924	31,317
IXYS Corp.	—	—	19,892	190,764			19,892	190,764
j2 Global, Inc.	9,885	387,591	—	—			9,885	387,591
Kemet Corp.*	—	—	1,965	12,281			1,965	12,281
Kopin Corp.*	—	—	3,475	12,858			3,475	12,858
Limelight Networks, Inc.*	—	—	5,007	10,314			5,007	10,314
Mattson Technology, Inc.*	—	—	8,130	11,219			8,130	11,219
MAXIMUS, Inc.	6,850	547,794	—	—			6,850	547,794
MeetMe, Inc.*	—	—	2,941	6,705			2,941	6,705
Mercury Systems, Inc.*	—	—	1,523	11,225			1,523	11,225
MICROS Systems, Inc.*	5,798	263,867	—	—			5,798	263,867
Microsemi Corp.*	16,537	383,162	—	—			16,537	383,162
ModusLink Global Solutions, Inc.*	—	—	3,300	10,889			3,300	10,889
Oclaro, Inc.*	—	—	12,287	15,482			12,287	15,482
OCZ Technology Group, Inc.*	—	—	11,835	21,303			11,835	21,303
Perficient, Inc.*	—	—	27,780	323,915			27,780	323,915
Pericom Semiconductor Corp.*	—	—	26,644	181,446			26,644	181,446
Photronics, Inc.*	—	—	44,110	294,655			44,110	294,655
Power Integrations, Inc.	4,790	207,934	—	—			4,790	207,934
PTC, Inc.*	10,221	260,533	—	—			10,221	260,533
Radisys Corp.*	—	—	3,030	14,908			3,030	14,908
Rudolph Technologies, Inc.*	—	—	18,218	214,608			18,218	214,608
Seachange International, Inc.*	—	—	3,249	38,631			3,249	38,631
Silicon Graphics International Corp.*	—	—	5,111	70,276			5,111	70,276
Skyworks Solutions, Inc.*	11,446	252,155	—	—			11,446	252,155
STEC, Inc.*	—	—	2,986	13,198			2,986	13,198
Supertex, Inc.	—	—	13,859	307,808			13,859	307,808
support.com, Inc.*	—	—	2,222	9,288			2,222	9,288
Synaptics, Inc.*	7,255	295,206	—	—			7,255	295,206
SYNNEX Corp.*	6,460	239,020	—	—			6,460	239,020
TechTarget, Inc.*	—	—	2,458	12,020			2,458	12,020
Viasystems Group, Inc.*	—	—	766	9,989			766	9,989
Virtusa Corp.*	16,260	386,338	—	—			16,260	386,338

15

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Web.com Group, Inc.*	10,745	183,525	—	—			10,745	183,525
Websense, Inc.*	11,875	178,125	—	—			11,875	178,125
Westell Technologies, Inc. - Class A*	—	—	112,122	225,365			112,122	225,365
Zygo Corp.*	—	—	620	9,182			620	9,182
		6,436,285		3,927,800				10,364,085

Health Care - 13.8%
Acorda Therapeutics, Inc.*	12,156	389,357	—	—			12,156	389,357
Albany Molecular Research, Inc.*	—	—	1,726	18,140			1,726	18,140
Alphatec Holdings, Inc.*	—	—	5,814	12,268			5,814	12,268
AMAG Pharmaceuticals, Inc.*	—	—	630	15,026			630	15,026
Amedisys, Inc.*	—	—	2,956	32,871			2,956	32,871
AMN Healthcare Services, Inc.*	—	—	2,173	34,399			2,173	34,399
Astex Pharmaceuticals*	—	—	20,907	93,245			20,907	93,245
Auxilium Pharmaceuticals, Inc.*	18,295	316,138	—	—			18,295	316,138
BioMarin Pharmaceutical, Inc.*	9,536	593,711	—	—			9,536	593,711
Bioscrip, Inc.*	—	—	21,724	276,112			21,724	276,112
Cambrex Corp.*	—	—	17,934	229,376			17,934	229,376
Codexis, Inc.*	—	—	5,539	13,238			5,539	13,238
Cross Country Healthcare, Inc.*	—	—	39,495	209,718			39,495	209,718
Curis, Inc.*	—	—	4,035	13,235			4,035	13,235
Cynosure, Inc. - Class A*	—	—	625	16,356			625	16,356
DexCom, Inc.*	14,100	235,752	—	—			14,100	235,752
Endologix, Inc.*	26,765	432,255	—	—			26,765	432,255
Enzo Biochem, Inc.*	—	—	3,333	8,399			3,333	8,399
Enzon Pharmaceuticals, Inc.	—	—	3,439	13,068			3,439	13,068
Fluidigm Corp.*	23,859	441,630	—	—			23,859	441,630
Genomic Health, Inc.*	11,992	339,134	—	—			11,992	339,134
Gentiva Health Services, Inc.*	—	—	4,110	44,470			4,110	44,470
Geron Corp.*	—	—	29,892	31,984			29,892	31,984
Healthways, Inc.*	—	—	25,603	313,637			25,603	313,637
Hi-Tech Pharmacal Co., Inc.	—	—	473	15,661			473	15,661
HMS Holdings Corp.*	5,515	149,732	—	—			5,515	149,732
Incyte Corp. Ltd.*†	7,050	165,040	—	—			7,050	165,040
Insmed, Inc.*	—	—	5,797	43,420			5,797	43,420

16

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Insulet Corp.*	17,091	441,973	—	—			17,091	441,973
Medical Action Industries, Inc.*	—	—	2,096	12,575			2,096	12,575
NPS Pharmaceuticals, Inc.*	33,515	341,518	—	—			33,515	341,518
NxStage Medical, Inc.*	26,949	303,985	—	—			26,949	303,985
Onyx Pharmaceuticals, Inc.*	6,285	558,485	—	—			6,285	558,485
Pacific Biosciences of California, Inc.*	—	—	5,928	14,761			5,928	14,761
Palomar Medical Technologies, Inc.*	—	—	1,578	21,287			1,578	21,287
PDI, Inc.*	—	—	1,272	7,505			1,272	7,505
Providence Service Corp. (The)*	—	—	7,009	129,596			7,009	129,596
Rigel Pharmaceuticals, Inc.*	—	—	1,769	12,012			1,769	12,012
RTI Biologics, Inc.*	73,195	288,388	2,694	10,614			75,889	299,002
Salix Pharmaceuticals Ltd.*	6,305	322,690	—	—			6,305	322,690
Solta Medical, Inc.*	—	—	6,476	14,247			6,476	14,247
Spectranetics Corp.*	32,235	597,315	—	—			32,235	597,315
SurModics, Inc.*	—	—	415	11,309			415	11,309
Symmetry Medical, Inc.*	—	—	31,801	364,121			31,801	364,121
Synergetics USA, Inc.*	—	—	34,400	119,368			34,400	119,368
Targacept, Inc.*	—	—	3,908	16,726			3,908	16,726
Thoratec Corp.*	7,550	283,125	—	—			7,550	283,125
Transcept Pharmaceuticals, Inc.*	—	—	1,626	7,789			1,626	7,789
US Physical Therapy, Inc.	—	—	6,430	172,646			6,430	172,646
Vocera Communications, Inc.*	10,580	243,340	—	—			10,580	243,340
Wright Medical Group, Inc.*	10,765	256,315	—	—			10,765	256,315
Zeltiq AESthetics, Inc.*	—	—	2,161	8,255			2,161	8,255
		6,699,883		2,357,434				9,057,317

Consumer Discretionary - 12.9%
1-800-Flowers.Com, Inc. - Class A*	—	—	2,717	13,503			2,717	13,503
Arctic Cat, Inc.*	5,960	260,452	—	—			5,960	260,452
Bassett Furniture Industries, Inc.	—	—	1,625	25,935			1,625	25,935
Beazer Homes USA, Inc.*	—	—	4,128	65,388			4,128	65,388
Big 5 Sporting Goods Corp.	—	—	928	14,486			928	14,486
BJ’s Restaurants, Inc.*	9,284	308,972	—	—			9,284	308,972
Bluegreen Corp.*	—	—	1,033	10,165			1,033	10,165
Buffalo Wild Wings, Inc.*	5,430	475,288	—	—			5,430	475,288

17

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Cache, Inc.*	—	—	11,814	49,855			11,814	49,855
Carriage Services, Inc.	—	—	16,664	354,110			16,664	354,110
Chico’s FAS, Inc.	23,972	402,730	—	—			23,972	402,730
Christopher & Banks Corp.*	—	—	4,708	30,272			4,708	30,272
Cinemark Holdings, Inc.	15,320	451,021	—	—			15,320	451,021
Citi Trends, Inc.*	—	—	16,000	163,680			16,000	163,680
Coinstar, Inc.*†	7,695	449,542	—	—			7,695	449,542
Core-Mark Holding Co., Inc.	—	—	195	10,005			195	10,005
Corinthian Colleges, Inc.*	—	—	3,817	8,016			3,817	8,016
Daily Journal Corp.*	—	—	101	11,211			101	11,211
Destination Xl Group, Inc.*	—	—	43,782	222,850			43,782	222,850
Digital Generation, Inc.*	—	—	2,420	15,561			2,420	15,561
Entravision Communications Corp. - Class A	—	—	6,827	21,778			6,827	21,778
Exide Technologies*	—	—	10,885	29,390			10,885	29,390
Fisher Communications, Inc.	—	—	1,093	42,889			1,093	42,889
Flexsteel Industries, Inc.	—	—	442	10,935			442	10,935
Fred’s, Inc. - Class A	—	—	19,870	271,822			19,870	271,822
Furniture Brands International, Inc.*	—	—	8,696	8,695			8,696	8,695
Global Sources Ltd.	—	—	1,942	14,682			1,942	14,682
Gray Television, Inc.*	—	—	4,834	22,671			4,834	22,671
hhgregg, Inc.*	—	—	5,309	58,664			5,309	58,664
Hooker Furniture Corp.	—	—	22,990	366,461			22,990	366,461
Hovnanian Enterprises, Inc. - Class A*	—	—	23,597	136,155			23,597	136,155
Isle of Capri Casinos, Inc.*	—	—	2,278	14,329			2,278	14,329
Krispy Kreme Doughnuts, Inc.*	—	—	10,445	150,826			10,445	150,826
LIN TV Corp. - Class A*	—	—	6,154	67,632			6,154	67,632
M/I Homes, Inc.*	—	—	4,218	103,130			4,218	103,130
Mcclatchy Co. (The) - Class A*	—	—	5,708	16,553			5,708	16,553
Motorcar Parts of America, Inc.*	—	—	20,190	123,765			20,190	123,765
Papa John’s International, Inc.*	7,665	473,850	—	—			7,665	473,850
Perry Ellis International, Inc.	—	—	13,322	242,327			13,322	242,327
rue21, Inc.*	11,440	336,222	—	—			11,440	336,222
Spartan Motors, Inc.	—	—	39,920	211,975			39,920	211,975
Standard Motor Products, Inc.	—	—	15,316	424,560			15,316	424,560
Stein Mart, Inc.	—	—	25,120	210,506			25,120	210,506
Steiner Leisure Ltd. (Bahamas)	6,565	317,483	—	—			6,565	317,483

18

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Tenneco, Inc.*	9,905	389,366	—	—			9,905	389,366
Texas Roadhouse, Inc.	19,665	397,036	—	—			19,665	397,036
Tuesday Morning Corp.*	—	—	4,661	36,169			4,661	36,169
Universal Electronics, Inc.*	—	—	1,946	45,244			1,946	45,244
Valuevision Media, Inc.*	—	—	6,242	21,597			6,242	21,597
Vera Bradley, Inc.*†	15,435	364,729	—	—			15,435	364,729
VOXX International Corp.*	—	—	13,657	146,266			13,657	146,266
Winnebago Industries, Inc.*	—	—	3,740	77,194			3,740	77,194
Zale Corp.*	—	—	2,262	8,890			2,262	8,890
		4,626,691		3,880,142				8,506,833

Energy 4.8%
Amyris, Inc.*	—	—	6,115	18,834			6,115	18,834
Basic Energy Services, Inc.*	—	—	12,077	165,093			12,077	165,093
Cal Dive International, Inc.*	—	—	13,284	23,911			13,284	23,911
Callon Petroleum Co.*	—	—	6,090	22,533			6,090	22,533
Dril-Quip, Inc.*	5,350	466,360	—	—			5,350	466,360
Emerald Oil, Inc.*	—	—	1,667	11,736			1,667	11,736
Endeavour International Corp.*	—	—	7,674	22,638			7,674	22,638
Energy XXI Bermuda Ltd. (Bermuda)	15,395	419,052	—	—			15,395	419,052
Gastar Exploration Ltd.*	—	—	11,520	20,275			11,520	20,275
Green Plains Renewable Energy, Inc.*	—	—	2,308	26,404			2,308	26,404
Gulf Island Fabrication, Inc.	—	—	2,098	44,184			2,098	44,184
Gulfport Energy Corp.*	6,000	274,980	—	—			6,000	274,980
Harvest Natural Resources, Inc.*	—	—	1,029	3,612			1,029	3,612
Helix Energy Solutions Group, Inc.*	14,750	337,480	—	—			14,750	337,480
James River Coal Co.*	—	—	6,923	12,115			6,923	12,115
Knightsbridge Tankers Ltd.	—	—	2,389	19,590			2,389	19,590
Miller Energy Resources, Inc.*	—	—	2,786	10,336			2,786	10,336
North American Energy Partners, Inc. (Canada)*	—	—	49,835	226,251			49,835	226,251
Oasis Petroleum, Inc.*	6,210	236,415	—	—			6,210	236,415
PetroQuest Energy, Inc.*	—	—	47,950	212,898			47,950	212,898
PHI, Inc.*	—	—	298	10,195			298	10,195
Rentech, Inc.	103,920	244,212	9,893	23,249			113,813	267,461
Scorpio Tankers, Inc.	—	—	8,409	75,008			8,409	75,008

19

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Synergy Resources Corp.*	—	—	5,454	37,414			5,454	37,414
Teekay Tankers Ltd. - Class A	—	—	10,234	29,167			10,234	29,167
Triangle Petroleum Corp.*	—	—	6,627	43,738			6,627	43,738
Uranium Energy Corp.*	—	—	5,044	11,097			5,044	11,097
Vantage Drilling Co.*	—	—	16,814	29,424			16,814	29,424
Westmoreland Coal Co.*	—	—	1,741	19,778			1,741	19,778
Willbros Group, Inc.*	—	—	4,832	47,450			4,832	47,450
		1,978,499		1,166,930				3,145,429

Consumer Staples - 4.4%
Alliance One International, Inc.*	—	—	4,232	16,462			4,232	16,462
Boston Beer Co., Inc. - Class A (The)*	1,319	210,565	—	—			1,319	210,565
Boulder Brands, Inc.*	—	—	11,344	101,869			11,344	101,869
Central European Distribution Corp.*	—	—	12,255	4,105			12,255	4,105
Chiquita Brands International, Inc.*	—	—	25,483	197,748			25,483	197,748
Darling International, Inc.*	18,880	339,085	—	—			18,880	339,085
John B Sanfilippo & Son, Inc.	—	—	513	10,250			513	10,250
Lancaster Colony Corp.	4,667	359,359	—	—			4,667	359,359
Nash Finch Co.	—	—	15,413	301,787			15,413	301,787
Omega Protein Corp.*	—	—	25,573	274,910			25,573	274,910
Overhill Farms, Inc.*	—	—	77,743	307,085			77,743	307,085
Pricesmart, Inc.	3,470	270,070	—	—			3,470	270,070
Spartan Stores, Inc.	—	—	28,880	506,844			28,880	506,844
		1,179,079		1,721,060				2,900,139

Materials - 3.9%
Axiall Corp.	2,690	167,210	—	—			2,690	167,210
Buckeye Technologies, Inc.	8,945	267,903	—	—			8,945	267,903
Chase Corp.	—	—	528	10,201			528	10,201
Chemtura Corp.*	17,175	371,152	—	—			17,175	371,152
General Moly, Inc.*	—	—	8,947	19,773			8,947	19,773
Gold Reserve, Inc.*	—	—	7,696	21,549			7,696	21,549
Golden Minerals Co.*	—	—	2,141	5,096			2,141	5,096
Golden Star Resources Ltd. (Canada)*	—	—	50,899	81,438			50,899	81,438
Great Panther Silver Ltd. (Canada)*	—	—	77,313	100,507			77,313	100,507

20

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Horsehead Holding Corp.*	—	—	26,300	286,144			26,300	286,144
Landec Corp.*	—	—	3,254	47,085			3,254	47,085
LSB Industries, Inc.*	12,041	418,787	—	—			12,041	418,787
PH Glatfelter Co.	—	—	28,142	657,960			28,142	657,960
PolyOne Corp.	—	—	439	10,715			439	10,715
Quaker Chemical Corp.	—	—	769	45,386			769	45,386
US Concrete, Inc.*	—	—	2,806	38,751			2,806	38,751
Vista Gold Corp.*	—	—	3,876	8,372			3,876	8,372
		1,225,052		1,332,977				2,558,029

Utilities - 1.7%
Chesapeake Utilities Corp.	—	—	10,921	535,675			10,921	535,675
Unitil Corp.	—	—	20,093	565,216			20,093	565,216
		—		1,100,891				1,100,891

Telecommunication Services 1.2%
8x8, Inc.*	31,570	216,254	—	—			31,570	216,254
Neutral Tandem, Inc.	—	—	9,791	32,017			9,791	32,017
Premiere Global Services, Inc.*	—	—	21,871	240,362			21,871	240,362
Shenandoah Telecommunications Co.	—	—	3,691	56,214			3,691	56,214
USA Mobility, Inc.	—	—	16,137	214,138			16,137	214,138
		216,254		542,731				758,985

Common Stocks Total		29,260,187		35,165,025				64,425,212

Rights - 0.0%
United Community Finanacial Rights, 0.00%	—	—	7,445	463			7,445	463
Rights Total		—		463				463

Investment Funds - 4.9%
Invesco Government & Agency Portfolio**	948,868	948,868	—	—			948,868	948,868
Touchstone Institutional Money Market Fund, Institutional Class^	1,562,602	1,562,602	689,381	689,381			2,251,983	2,251,983
Investment Funds Total		2,511,470		689,381				3,200,851

21

	Touchstone Diversified Small Cap Growth Fund		Touchstone Small Cap Growth Fund		Pro Forma Adjustments		Proforma Combined Touchstone Small Cap Growth Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Total Investment Securities - 102.9% (Cost $54,593,744)		$31,771,657		$35,854,869				$67,626,526

Liabilities in Excess of Other Assets - (2.9%)		(1,944,986)		23,773				(1,921,213)

Net Assets - 100.0%		$29,826,671		$35,878,642				$65,705,313

*  Non-income producing security.

†  All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $935,136.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

22

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE SMALL CAP GROWTH FUND
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
MARCH 31, 2013
(UNAUDITED)

DESCRIPTION OF THE FUNDS

The Acquiring Fund and the  Acquired Fund are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Acquiring  Fund, as of March 31, 2013 consists of Class A, C, Y, and Institutional Class shares.  The Acquired  Fund, as of March 31, 2013 consists of Class A, C and Y shares.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Fund and the Acquired Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statements of assets and liabilities and the related statements of operations of the Acquiring Fund and the Acquired Fund have been combined as of and for the twelve months ended March 31, 2013. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Acquired Fund, each a series of TST, included in their respective annual reports, each dated March 31, 2013.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Acquired Fund by the Acquiring Fund had taken place as of April 1, 2013.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

23

CAPITAL SHARES

Touchstone Strategic Trust — Touchstone Small Cap Growth Fund

Class of Shares	Shares of Acquiring Fund Pre- Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Class A	2,943,555	1,475,194	4,418,749
Class C	831,213	392,229	1,223,442
Class Y	3,438,201	3,990,802	7,429,003

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the Provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.  The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

SUBSEQUENT EVENTS

On August 26, 2013, pursuant to an Agreement and Plan of Reorganization, the assets and liabilities of the Touchstone Diversified Small Cap Growth Fund are expected to be transferred to the Touchstone Small Cap Growth Fund, each a series of TST.  The Touchstone Small Cap Growth Fund is anticipated to be the accounting survivor.

24

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(a) Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding “disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer’s liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

ITEM 16. EXHIBITS

(1) CHARTER OF THE REGISTRANT

(a)

Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b)

Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c)

Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d)

Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e)

Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f)

Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g)

Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h)

Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i)

Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j)

Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k)

Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(l)

Amendments to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (1)(l) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No.

333-177597), filed with the SEC on November 30, 2011.

(m)

Amendment to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit 28(a)(13) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(2) BY-LAWS OF THE REGISTRANT

(a)

By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization is attached to the Prospectus/Information Statement contained in this Registration Statement.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit 28(c) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(a)(1)

Form of Amended and Restated Schedule I to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(a)(1) to Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(a)(2)

Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit 6(c) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(b)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Touchstone Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(c)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Touchstone Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(d)

Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(e)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Touchstone Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(f)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A

(File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(g)

Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(h)

Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(i)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Growth Allocation Fund and Touchstone Moderate Growth Allocation Fund is herein incorporated by reference to Exhibit 28(d)(9) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 20, 2012.

(j)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Touchstone Dynamic Equity Fund is herein incorporated by reference to Exhibit 6(l) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(k)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Touchstone U.S. Long/Short Fund is herein incorporated by reference to Exhibit 6(m) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(l)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone Value Fund is herein incorporated by reference to Exhibit 6(n) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(m)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone International Small Cap Fund is herein incorporated by reference to Exhibit 6(o) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(n)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone Emerging Growth Fund is herein incorporated by reference to Exhibit 6(p) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(o)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Touchstone Mid Cap Value Opportunities Fund is herein incorporated by reference to Exhibit 6(q) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(p)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Touchstone Small Cap Value Opportunities Fund is herein incorporated by reference to Exhibit 6(r) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(q)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Fort Washington Investment Advisers, Inc. with respect to the Touchstone Focused Fund is herein incorporated by reference to Exhibit 6(s) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(r)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Acadian Asset Management LLC with respect to the Touchstone International Equity Fund is herein incorporated by reference to Exhibit 6(t) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(s)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ashfield Capital Partners, LLC with respect to the Touchstone Capital Growth Fund is herein incorporated by reference to Exhibit 6(u) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File

No. 333-177597), filed with the SEC on April 27, 2012.

(t)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Small Cap Growth Fund (formerly, Touchstone Micro Cap Value Fund) is herein incorporated by reference to Exhibit 6(v) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(u)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Flexible Income Fund (formerly, Touchstone Strategic Income Fund) is herein incorporated by reference to Exhibit 6(w) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(v)

Form of Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Flexible Income Fund (formerly, Touchstone Strategic Income Fund) is herein incorporated by reference to Exhibit (6)(v) of Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(w)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and DePrince, Race & Zollo, Inc. with respect to the Touchstone Small Company Value Fund is herein incorporated by reference to Exhibit 6(x) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(x)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone International Value Fund is herein incorporated by reference to Exhibit 6(y) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(y)

Sub-Advisory Agreement dated April 26, 2013 between Touchstone Advisors, Inc. and Apex Capital Management, Inc. with respect to the Touchstone Small Cap Growth Value Fund is herein incorporated by reference to Exhibit 28(d)(17) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 29, 2013.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9) CUSTODIAN AGREEMENTS

(a)

Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Registrant’s Plans of Distribution Pursuant to Rule 12b-1 for Class A shares and Class C shares are herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b)	Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class B shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c)

Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class A shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Small Cap Growth Fund (formerly, Touchstone Micro Cap Value Fund), Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit 28(m)(3) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(d)

Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class C shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Small Cap Growth Fund (formerly, Touchstone Micro Cap Value Fund), Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Flexible Income Fund (formerly, Touchstone Strategic Income Fund) is herein incorporated by reference to Exhibit 28(m)(4) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(e)

Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit 28(n) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(e)(1)

Form of Amended Schedule A dated May 23, 2013 to the Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit 10(e)(1) of Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)

Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11)(a) of Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Form of Opinion of Pepper Hamilton LLP, as to certain tax consequences, is herein incorporated by reference to Exhibit (12)(a) of Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b)

Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(c)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(c)(1)

Amendment to the Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(d)

of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(c)(2)

Amended and Restated Exhibit A dated September 6, 2012 to the Sub-Administration and Accounting Services Agreement dated November 5, 2011 is herein incorporated by reference to Exhibit 13(p) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(d)

Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 28(h)(4) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(d)(1)

Amendment to the Transfer Agency Agreement and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(f) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(d)(2)

Amended and Restated Schedule B dated September 6, 2012 to the Transfer Agency and Shareholder Services Agreement dated December 5, 2011 is herein incorporated by reference to Exhibit 13(n) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012..

(e)

State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit 28(h)(5) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(e)(1)

Amended and Restated Schedule A to the State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(e)(2)

Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011 is herein incorporated by reference to Exhibit 13(o) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(f)

Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit 28(h)(6) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(g)

Expense Limitation Agreement dated April 16, 2012 with Touchstone Advisors, Inc. with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is herein incorporated by reference to Exhibit 13(l) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(h)

Expense Limitation Agreement dated September 10, 2012 with respect to Touchstone Small Cap Growth Fund (formerly, Touchstone Micro Cap Value Fund), Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Flexible Income Fund (formerly, Touchstone Strategic Income Fund) is herein incorporated by reference to Exhibit 13(k) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(i)

Expense Limitation Agreement dated July 20, 2012 with respect to Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Mid Cap Growth Fund and Touchstone Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit 28(h)(9) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 20, 2012.

(j)

Form of Amended and Restated Schedule A dated May 17, 2013 to the Expense Limitation Agreement dated April 16, 2012 is herein incorporated by reference to Exhibit (13)(j) of Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(k)

Schedule A dated September 10, 2012 to the Expense Limitation Agreement dated July 20, 2012 is herein incorporated by reference to Exhibit 13(l)(ii) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(l)	Schedule A dated July 19, 2013 to the Expense Limitation Agreement dated September 10, 2012 is filed herewith.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit 14(a) of Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(b)	Consent of PricewaterhouseCoopers is herein incorporated by reference to Exhibit 14(b) of Form N-14 (File No. 333-189183) filed with the SEC on June 7, 2013.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

Not Applicable.

(17) ADDITIONAL EXHIBITS

(a)

Prospectus, dated April 26, 2013, for the Touchstone Small Cap Growth Fund (formerly, Touchstone Micro Cap Value Fund)filed with the SEC on April 24, 2013 with Post-Effective Amendment No. 94 (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(b)

Statement of Additional Information (“SAI”) for the Touchstone Small Cap Growth Fund (formerly, Touchstone Micro Cap Value Fund) filed with the SEC on April 24, 2013 with Post-Effective Amendment No. 94 (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(c)

Prospectus, dated July 20, 2012, as amended September 10, 2012, for the Touchstone Diversified Small Cap Growth Fund filed with the SEC on September 10, 2012 (File No. 002-80859) pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(d)

SAI, dated July 20, 2012, for the Touchstone Diversified Small Cap Growth Fund filed with the SEC on July 20, 2012 with Post-Effective Amendment No. 86 (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(e)

Supplement to SAI for the Touchstone Diversified Small Cap Growth Fund filed with the SEC on September 10, 2012 (File No. 002-80859) pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(c)

Unaudited financial statements included in the Semi-Annual Report to Shareholders of the Registrant with respect to the Touchstone Small Cap Growth Fund (formerly, Touchstone Micro Cap Value Fund) filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on April 1, 2013 and incorporated herein by reference.

(d)

Unaudited financial statements included in the Semi-Annual Report to Shareholders of the Registrant with respect to the Touchstone Diversified Small Cap Growth Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on December 4, 2012 and incorporated herein by reference.

(e)

Audited financial statements included in the Annual Report to Shareholders of the Registrant with respect to the Touchstone Diversified Small Cap Growth Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on June 1, 2012 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 19th day of July 2013.

Touchstone Strategic Trust
By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	July 19, 2013
Phillip R. Cox
	*	Trustee	July 19, 2013
William C. Gale
	*	Trustee	July 19, 2013
Donald C. Siekmann
	*	Trustee	July 19, 2013
H. Jerome Lerner
	*	Trustee	July 19, 2013
Susan J. Hickenlooper

	/s/ Jill T. McGruder	Trustee and President	July 19, 2013
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial	July 19, 2013
	Terrie A. Wiedenheft	Officer
*By:	/s/ Bo James Howell
Bo James Howell
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(13)(l)	Schedule A dated July 19, 2013 to the Expense Limitation Agreement dated September 10, 2012.